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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2015 through January 31, 2016


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Solutions - Conservative Fund
                        Pioneer Solutions - Balanced Fund
                        Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------
                        Semiannual Report | January 31, 2016
--------------------------------------------------------------------------------

                        Ticker Symbols:

                                  Conservative   Balanced   Growth
                        Class         Fund         Fund      Fund
                        -----         ----         ----      ----
                          A          PIAVX         PIALX     GRAAX
                          C          PICVX         PIDCX     GRACX
                          R          PSMRX         BALRX     SOGRX
                          Y          IBBCX         IMOYX     IBGYX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Fund Reviews                                                                  11

Comparing Ongoing Fund Expenses                                               12

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        21

Schedule of Investments                                                       36

Financial Statements                                                          49

Notes to Financial Statements                                                 71

Approval of Investment Advisory Agreement                                    103

Trustees, Officers and Service Providers                                     118

                         Pioneer Solutions Funds | Semiannual Report | 1/31/16 1

President's Letter

Dear Shareowner,

Over the past several years, many investors experienced positive returns across most major asset classes. However, 2015 was a tale of two markets, with favorable market conditions in the first half of the year, followed by an abrupt slowdown and increased volatility beginning in August. The global markets were challenged by significant economic cross-currents in different geographic regions and industrial sectors. While the U.S. economy gradually improved, growth slowed in China. Emerging markets struggled following a decline in commodity prices, especially oil. While lower energy prices are good for the consumer, there were ripple effects throughout the global economy.

Against this backdrop, the Standard & Poor's 500 Index rose by just 1.4% in 2015, international equity markets were essentially flat, and emerging market equities fell sharply. Across U.S. fixed-income sectors, U.S. government and investment-grade corporate bonds were fairly flat for the year, while high-yield bonds, as measured by the Bank of America Merrill Lynch Master II High Yield Index, posted a -4.9% total return.

Entering 2016, we see the U.S. economy growing modestly, against an overall global economic backdrop that remains fragile and points towards structurally lower growth. As always in a Presidential election year, political rhetoric has the potential to impact U.S. sectors such as health care in 2016. Economies around the world in both developed and emerging markets are experiencing deep structural change. Geopolitical instability on many fronts, the rising risk of policy mistakes, and market liquidity issues all increase the possibility of sharp swings in asset values. In this environment, financial markets remain vulnerable to unusual levels of volatility. While divergences among regions and industries is an important theme, we are generally optimistic about the outlook for the U.S. economy, which we expect will see continued, positive growth led by a strengthened consumer.

Throughout Pioneer's history, we have believed in the importance of active management. In periods of market volatility, we believe that the value of active management is even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. Our ongoing goal is to produce compelling returns consistent with the stated objectives of our investment products, and with our shareowners' expectations. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer Solutions Funds | Semiannual Report | 1/31/16

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
January 31, 2016

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/16 3

Portfolio Management Discussion | 1/31/16

In the following interview, portfolio managers John O'Toole and Paul Weber discuss the market environment and investment strategies that applied to the Pioneer Solutions Funds for the six-month period ended January 31, 2016. Working out of Pioneer's Dublin, Ireland office, Mr. O'Toole, Head of Multi-Asset Portfolio Management at Pioneer, Mr. Weber, Head of Fund Research & Manager Selection at Pioneer, and Salvatore Buono, Head of Strategy Alignment and Structured Products at Pioneer, are responsible for the day-to-day management of the portfolios.

Q How did the Funds perform during the six-month period ended January 31, 2016?

A During the six-month period ended January 31, 2016, Pioneer Solutions - Conservative Fund's Class A shares returned -4.25% at net asset value, while the Morgan Stanley Capital International (MSCI) World ND Index(1) returned -10.79% and the Barclays Aggregate Bond Index returned 1.33%. During the same period, the average return of the 372 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was -4.52%, and the average return of the 891 mutual funds in Morningstar's Conservative Allocation Funds category was -5.02%.

     Pioneer Solutions - Balanced Fund's Class A shares returned -7.89% at net asset value during the six-month period, while the MSCI World ND Index returned -10.79% and the Barclays Aggregate Bond Index returned 1.33%. During the same period, the average return of the 578 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was -6.60%, and the average return of the 954 mutual funds in Morningstar's Moderate Allocation Funds category was -7.10%.

     Pioneer Solutions - Growth Fund's Class A shares returned -9.57% at net asset value during the six-month period, while the MSCI World ND Index returned -10.79% and the Barclays Aggregate Bond Index returned 1.33%. During the same period, the average return of the 514 mutual funds in

(1) The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

4 Pioneer Solutions Funds | Semiannual Report | 1/31/16

     Lipper's Mixed-Asset Target Allocation Growth Funds category was -7.89%, and the average return of the 454 mutual funds in Morningstar's Aggressive Allocation Funds category was -9.67%.

Q How would you characterize the economic and market backdrop during the six-month period ended January 31, 2016?

A Performance of riskier asset classes during the period was driven primarily by heightened market concerns over China's economy and the effects of ongoing commodity price weakness on a variety of economies and sectors.

     As the period opened, investors monitored U.S. economic growth for any guidance as to the likely timing of the Federal Reserve's (the Fed's) first move to tighten monetary policy. Overseas, supportive action on the part of central banks such as the European Central Bank (ECB) was offset by concerns over Greece's ability to stay in the European Union. However, Greece's issues were soon replaced in news headlines by China's strained efforts to transition its economy towards a more balanced model, while maintaining economic growth at acceptable levels. The Chinese government's August devaluation of the renminbi (or yuan) currency raised the specter of a global currency war and roiled financial markets. Against a weakening global economic backdrop, market expectations for the first Fed rate hike were pushed out from the previously anticipated September 2015 date.

     As the period progressed through the fall, China-related jitters appeared to ease, and markets remained relatively calm in response to a large-scale mid-November terrorist attack in Paris. Increasingly, the outlook for the U.S. economy grew more positive, supported by signs that workers were finally poised to experience meaningful wage growth. Against that backdrop, the Fed finally raised short-term interest rates in December, a move that was, on balance, taken as a positive sign with respect to the sustainability of U.S. economic growth.

     Unfortunately, the benign feelings about risk in the market would be short-lived, as concerns over global economic growth again moved front and center in the wake of yet another downward spiral in the prices of oil and other commodities, leading to a rout in riskier assets in the opening weeks of 2016.

     During the six-month period, global equities, as measured by the MSCI World ND Index, returned -10.79%. The U.S. equity market (as measured by the Standard & Poor's 500 Index) fared better, returning -6.76%. The emerging markets lagged developed markets during the period, as indicated

                         Pioneer Solutions Funds | Semiannual Report | 1/31/16 5 by the -16.96% return for the MSCI Emerging Markets ND Index. Within the U.S. market, large-cap stocks held up better than small caps, and small-cap growth stocks lagged noticeably.

     On the fixed-income side, the Barclays Aggregate Bond Index, the most popular measure of U.S. bond market performance, returned 1.33% for the six-month period. Within fixed income, U.S. high-yield corporates - dragged down primarily by struggling energy issuers - significantly underperformed the overall market, as the Bank of America Merrill Lynch High Yield Master II Index returned -7.87%.

Q What considerations and tactical shifts did you apply to the Funds' asset allocation during the six-month period ended January 31, 2016?

A Throughout the period, the portfolios were positioned based on our relatively constructive view of risk assets overall. In both the Conservative and Balanced portfolios, we maintained the allocations to equities at above-neutral levels; for the Growth portfolio, the equity allocation was close to neutral, although we trimmed it modestly as the period progressed. Within the equity allocations, we maintained a bias toward Europe and Japan relative to the United States.

     With respect to the fixed-income allocations, we positioned the portfolios with the expectation of modest interest-rate increases, and with a somewhat above-benchmark stance regarding credit sensitivity.

Q How did your allocations and investment strategies for the Funds affect their performance during the six-month period ended January 31, 2016?

A For both the Conservative and Balanced Funds, portfolio overweights to European and Japanese equities detracted from performance, as did overweights to U.S. high-yield bonds and corresponding underweights to investment-grade bonds. The Funds' positioning with respect to European banks versus insurers also acted as a drag on performance. On the positive side, the Funds' overweights to short-term bonds and underweights to U.S. equities aided performance.

     With regard to security selection for the Conservative Fund, the portfolio's focus on large-cap stocks within the U.S. equity allocation contributed positively to results, as did the Fund's positioning within European equities. Exposure to liquid alternative investments, the returns of which tend to have low correlation to returns of traditional asset classes, constrained the Conservative Fund's performance, as did exposure to the U.S. fixed-income market. (Liquid alternatives are investment strategies that are available through "alternative" investment vehicles, including mutual funds, exchange-traded funds, closed-end funds, and derivatives, and that provide daily liquidity.)

6 Pioneer Solutions Funds | Semiannual Report | 1/31/16

     Regarding security selection for the Balanced Fund, within the portfolio's equity allocation, positioning in small- and mid-cap U.S. stocks detracted from performance, while the Fund's international equity positions performed well. As with the Conservative Fund, the Balanced Fund's exposure to liquid alternatives and U.S. fixed income underperformed during the six-month period.

     For both funds, hedging activities with respect to U.S. equities added to performance.

     Turning to the Growth Fund, lagging returns within the portfolio's allocation to small- and mid-cap U.S. equities detracted from performance. As with the Conservative and Balanced Funds, the Growth Fund's exposures to liquid alternative investments and U.S. fixed income also hurt performance.

     On the positive side, positions in international equities and U.S. real estate investment trusts performed well for the Growth Fund during the period. In addition, our decision to hedge the Growth Fund's equity positions in both the United States and Europe made a positive contribution to returns.

Q The Funds have the ability to invest in derivatives. Did you use derivatives as part of your investment strategy during the six-month period ended January 31, 2016, and did those positions have a material effect on performance?

A In managing the portfolios, we will regularly use derivatives as a way to execute our investment strategies in an efficient manner, including the increasing or trimming of market exposures and the implementation of relative-value trades. In particular, during the six-month period we used derivatives to give the portfolios some exposure to the broad Japanese stock market. Japan's central bank has been putting forth extraordinary efforts to stimulate the nation's economy, and Japan has been one of the bigger beneficiaries of the precipitous drop in oil prices. In addition, we believe the government's announced plans of structural reforms, while somewhat halting to date in terms of execution, hold promise for both the Japanese economy and equity markets. As noted earlier, we also used derivatives to hedge U.S. equity exposure in the portfolios.

     While we employed a number of derivative strategies during the period, they did not have a material impact on the performance of any of the Funds.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/16 7

Q What factors are you watching most closely as you determine your investment strategy for the Funds going forward?

A The 2016 calendar year, without question, got off to a tough start in most asset classes, and many investors' minds have turned to strategies that can offer greater downside protection. While a financial crisis brought about by a continued decline in commodity prices is possible, we think the probability of such an occurrence is low. We do not believe the recent sell-off in risk-related assets points to a fundamental deterioration in global economic conditions. However, we do recognize that financial markets remain overly dependent on the policies of governments and central banks, and, therefore, we remain wary of policy mistakes, particularly in China, where the government appears to have lost credibility with investors.

     Our central scenario remains constructive on risk-related assets as long as China does not derail its transition towards more balanced growth, and developed markets remain resilient -- while also avoiding deflationary spirals.

     At the asset class level, we prefer euro-zone bonds to U.S. Treasuries, given the relative strength of the two regions and the supply/demand dynamics in the euro zone, where the ECB is expected to absorb most new issues. We also maintain our preference for European versus U.S. equities, as the U.S. cycle is more mature and facing slower external demand, given the stronger U.S. dollar. While we are positive on Japanese equities, we expect that the growth trajectory in that country will be bumpy this year.

     We are evaluating areas, such as U.S. corporate debt, where the aggressive sell-offs of recent months may have created buying opportunities. However, we still tend to prefer euro zone credit to U.S. credit, as the euro market is less exposed to the oil sector and is supported by the ECB's easing policies.

     More broadly, we believe forecasting market behaviour over short time periods is not likely to be a productive endeavour. In our view, the best course of action is to use market corrections as an opportunity to add to portfolio investments that we believe have the potential to deliver strong risk-adjusted returns. We will continue to monitor the economic backdrop as we actively manage the three broadly diversified* portfolios within their strategic asset allocation and risk guidelines.

*    Diversification does not assure a profit nor protect against loss.

8 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Please refer to the Schedule of Investments on pages 36-48 for a full listing of fund securities.

Each portfolio in Pioneer Solutions Funds is a "fund-of-funds" which seeks to achieve its investment objectives by primarily investing in other funds ("the underlying funds") managed by Pioneer or one of its affiliates, rather than by taking direct positions in securities. The Solutions Funds' performance depend on the adviser's skill in determining the strategic asset allocations, the mix of underlying funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. In addition to the Funds' operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. Each of the underlying funds has its own investment risks.

At times, the Funds' investments may represent industries or sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investments in equity securities are subject to price fluctuation.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

Investments in the Funds are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolios may invest in underlying funds with exposure to REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Funds may invest in underlying funds with exposure to commodities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, factors affecting a particular industry or commodity, international economic, political and regulatory developments, supply and demand, and governmental regulatory policies.

The Funds may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Derivatives may have a leveraging effect on the Fund.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/16 9

The Funds may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

The Funds and some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Funds to magnified losses if an underlying fund's investments decline in value.

The Funds and some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The value of the investments held by the Funds for cash management or temporary defensive purposes may be affected by market risks, changing interest rates, and by changes in credit ratings of the investments. If the Funds hold cash that is uninvested, the Funds will not earn income on the cash and the Funds' yields will go down.

These risks may increase share price volatility.

There is no assurance that these and other strategies used by the Funds will be successful. Please see the prospectus for a more complete discussion of the Funds' risks.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 10 for information on specific weightings and performance for each of the funds.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

10 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Fund Reviews | 1/31/16

Portfolio Allocations

Pioneer Solutions - Conservative Fund

As of January 31, 2016, the Fund had an asset allocation of 23.8% equities (including 2% in real estate securities), and 76.2% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 21.3% of assets, followed by Pioneer Strategic Income Fund, at 9.8% of assets. The largest equity positions in the portfolio at period-end were in T. Rowe Price European Stock Fund and Pioneer Equity Income Fund, at 4.2% and 3.9% of assets, respectively.

Pioneer Solutions - Balanced Fund

As of January 31, 2016, the Fund had an asset allocation of 53.4% equities (including 1.9% in real estate securities), and 46.6% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 10.4% of assets, followed by DoubleLine Total Return Bond Fund, at 4.6% of assets, Pioneer Strategic Income Fund, at 4.2% of assets, and Pioneer Dynamic Credit Fund, at 3.7% of assets. The largest equity positions in the portfolio as of period-end were in Pioneer International Equity Fund, at 11.9% of assets, followed by Pioneer Global Equity Fund, at 7.9% of assets.

Pioneer Solutions - Growth Fund

As of January 31, 2016, the Fund had an asset allocation of 61% equities (including 3% in real estate securities), and 39% fixed income. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding, at 13.6% of assets, followed by Pioneer Global Equity Fund, at 10.4% of assets, and Pioneer Fundamental Growth Fund, at 6.7% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 8.7% of assets.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 11

Comparing Ongoing Fund Expenses
Pioneer Solutions - Conservative Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on actual returns from August 1, 2015 through January 31, 2016.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 8/1/15
--------------------------------------------------------------------------------
Ending Account Value         $  957.50     $  954.00     $  956.20     $  957.10
(after expenses)
on 1/31/16
--------------------------------------------------------------------------------
Expenses Paid                $    3.44     $    7.12     $    4.43     $    3.20
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.70%, 1.45%, 0.90% and 0.65% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.64, $10.31, $7.62 and $6.40 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.35%, 2.10%, 1.55% and 1.30%.

12 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2015 through January 31, 2016.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 8/1/15
--------------------------------------------------------------------------------
Ending Account Value         $1,021.62     $1,017.85     $1,020.61     $1,021.87
(after expenses)
on 1/31/16
--------------------------------------------------------------------------------
Expenses Paid                $    3.56     $    7.35     $    4.57     $    3.30
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.70%, 1.45%, 0.90% and 0.65% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.85, $10.63, $7.86 and $6.60 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.35%, 2.10%, 1.55% and 1.30%.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 13

Comparing Ongoing Fund Expenses
Pioneer Solutions - Balanced Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on actual returns from August 1, 2015 through January 31, 2016.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 8/1/15
--------------------------------------------------------------------------------
Ending Account Value         $  921.10     $  917.90     $  921.20     $  922.60
(after expenses)
on 1/31/16
--------------------------------------------------------------------------------
Expenses Paid                $    3.09     $    6.41     $    3.48     $    1.55
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.64%, 1.33%, 0.72% and 0.32% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.71, $10.03, $7.10 and $5.17 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.39%, 2.08%, 1.47% and 1.07%.

14 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2015 through January 31, 2016.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 8/1/15
--------------------------------------------------------------------------------
Ending Account Value         $1,021.92     $1,018.45     $1,021.52     $1,023.53
(after expenses)
on 1/31/16
--------------------------------------------------------------------------------
Expenses Paid                $    3.25     $    6.75     $    3.66     $    1.63
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.64%, 1.33%, 0.72% and 0.32% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.05, $10.53, $7.46 and $5.43 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.39%, 2.08%, 1.47% and 1.07%.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 15

Comparing Ongoing Fund Expenses
Pioneer Solutions - Growth Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on actual returns from August 1, 2015 through January 31, 2016.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 8/1/15
--------------------------------------------------------------------------------
Ending Account Value         $  904.30     $  901.60     $  904.10     $  905.90
(after expenses)
on 1/31/16
--------------------------------------------------------------------------------
Expenses Paid                $    3.06     $    6.41     $    3.35     $    1.77
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.64%, 1.34%, 0.70% and 0.37% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.61, $9.94, $6.89 and $5.32 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.38%, 2.08%, 1.44% and 1.11%.

16 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2015 through January 31, 2016.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 8/1/15
--------------------------------------------------------------------------------
Ending Account Value         $1,021.92     $1,018.40     $1,021.62     $1,023.28
(after expenses)
on 1/31/16
--------------------------------------------------------------------------------
Expenses Paid                $    3.25     $    6.80     $    3.56     $    1.88
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.64%, 1.34%, 0.70% and 0.37% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.00, $10.53, $7.30 and $5.63 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.38%, 2.08%, 1.44% and 1.11%.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 17

Prices and Distributions | 1/31/16

Net Asset Value per Share
--------------------------------------------------------------------------------

Conservative Fund

--------------------------------------------------------------------------------
        Class                       1/31/16                   7/31/15
--------------------------------------------------------------------------------
          A                         $ 9.88                    $11.78
--------------------------------------------------------------------------------
          C                         $ 9.58                    $11.41
--------------------------------------------------------------------------------
          R                         $ 9.86                    $11.78
--------------------------------------------------------------------------------
          Y                         $ 9.32                    $11.18
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
        Class                       1/31/16                   7/31/15
--------------------------------------------------------------------------------
          A                         $10.68                    $12.78
--------------------------------------------------------------------------------
          C                         $ 9.86                    $11.84
--------------------------------------------------------------------------------
          R                         $10.66                    $12.78
--------------------------------------------------------------------------------
          Y                         $10.82                    $12.94
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
        Class                       1/31/16                   7/31/15
--------------------------------------------------------------------------------
          A                         $11.55                    $13.84
--------------------------------------------------------------------------------
          C                         $10.91                    $13.08
--------------------------------------------------------------------------------
          R                         $11.52                    $13.84
--------------------------------------------------------------------------------
          Y                         $11.79                    $14.11
--------------------------------------------------------------------------------

18 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Distributions per Share: 8/1/15-1/31/16
--------------------------------------------------------------------------------

Conservative Fund

--------------------------------------------------------------------------------
                    Net Investment      Short-Term            Long-Term
        Class           Income         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A            $0.2917              $--                $1.1317
--------------------------------------------------------------------------------
          C            $0.1963              $--                $1.1317
--------------------------------------------------------------------------------
          R            $0.2965              $--                $1.1317
--------------------------------------------------------------------------------
          Y            $0.2743              $--                $1.1317
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
                    Net Investment      Short-Term            Long-Term
        Class           Income         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A            $0.2740              $--                $0.8635
--------------------------------------------------------------------------------
          C            $0.1879              $--                $0.8635
--------------------------------------------------------------------------------
          R            $0.2961              $--                $0.8635
--------------------------------------------------------------------------------
          Y            $0.3007              $--                $0.8635
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
                    Net Investment      Short-Term           Long-Term
        Class           Income         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A            $0.1784              $--                $0.8411
--------------------------------------------------------------------------------
          C            $0.0914              $--                $0.8411
--------------------------------------------------------------------------------
          R            $0.2069              $--                $0.8411
--------------------------------------------------------------------------------
          Y            $0.2055              $--                $0.8411
--------------------------------------------------------------------------------

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 19

Index Definitions
--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) World ND Index is an unmanaged measure of the performance of stock markets in the developed world. The Barclays Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30 and 32-35.

20 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Portfolio Summary | 1/31/16
Pioneer Solutions - Conservative Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                          76.2%
International Equity                                  16.0%
U.S. Equity                                            7.8%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class K                                         3.86%
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
   Class K                                                                 2.09
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         1.86
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
   European Stock Fund                                                     4.19%
--------------------------------------------------------------------------------
Pioneer International Equity Fund Class Y                                  3.72
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                         3.53
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
   Minimum Volatility ETF                                                  1.46
--------------------------------------------------------------------------------
JPMorgan Intrepid European Fund
   Class IS                                                                1.44
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                     0.68
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
   Class IS                                                                0.47
--------------------------------------------------------------------------------
Market Vectors Vietnam ETF                                                 0.36
--------------------------------------------------------------------------------
iShares Global Clean Energy ETF                                            0.14
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 21.33%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      9.81
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Class IS                                                                 4.85
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                         4.83
--------------------------------------------------------------------------------
Schroder Total Return Fixed Income
  Fund Class INV                                                           4.82
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                  4.79
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        3.97
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class K                                     3.47
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                       2.77
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     2.74
--------------------------------------------------------------------------------
Pioneer Opportunistic Long/Short
  Credit Fund Class Y                                                      2.73
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            2.73
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
  Fund Class Y                                                             2.09
--------------------------------------------------------------------------------
Columbia Funds Series Trust I Contrarian
  Core Fund Class Y                                                        1.97
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class K                                         1.05
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.25%
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 21

Performance Update | 1/31/16                                      Class A Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Conservative Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                               Net          Public        Barclays        MSCI
                               Asset        Offering      Aggregate       World
                               Value        Price         Bond            ND
Period                         (NAV)        (POP)         Index           Index
--------------------------------------------------------------------------------
10 Years                        3.65%        3.04%         4.66%           3.88%
5 Years                         3.35         2.13          3.51            5.80
1 Year                         -2.85        -8.45         -0.16           -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                               Gross        Net
--------------------------------------------------------------------------------
                               1.44%        1.36%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Solutions -      Barclays Aggregate      MSCI World
                     Conservative Fund        Bond Index              ND Index
1/06                 $ 9,425                  $10,000                 $10,000
1/07                 $10,039                  $10,428                 $11,629
1/08                 $10,304                  $11,347                 $11,574
1/09                 $ 8,205                  $11,641                 $ 6,779
1/10                 $10,303                  $12,631                 $ 9,259
1/11                 $11,442                  $13,270                 $11,038
1/12                 $11,629                  $14,420                 $10,708
1/13                 $12,591                  $14,792                 $12,411
1/14                 $13,299                  $14,811                 $14,406
1/15                 $13,885                  $15,790                 $15,414
1/16                 $13,489                  $15,765                 $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

22 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Performance Update | 1/31/16                                      Class C Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                                                          Barclays        MSCI
                                                          Aggregate       World
                               If           If            Bond            ND
Period                         Held         Redeemed      Index           Index
--------------------------------------------------------------------------------
10 Years                        2.81%        2.81%         4.66%           3.88%
5 Years                         2.57         2.57          3.51            5.80
1 Year                         -3.59        -3.59         -0.16           -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                               Gross        Net
--------------------------------------------------------------------------------
                               2.18%        2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Solutions -      Barclays Aggregate      MSCI World
                     Conservative Fund        Bond Index              ND Index
1/06                 $10,000                  $10,000                 $10,000
1/07                 $10,566                  $10,428                 $11,629
1/08                 $10,751                  $11,347                 $11,574
1/09                 $ 8,471                  $11,641                 $ 6,779
1/10                 $10,524                  $12,631                 $ 9,259
1/11                 $11,618                  $13,270                 $11,038
1/12                 $11,716                  $14,420                 $10,708
1/13                 $12,577                  $14,792                 $12,411
1/14                 $13,204                  $14,811                 $14,406
1/15                 $13,679                  $15,790                 $15,414
1/16                 $13,188                  $15,765                 $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 23

Performance Update | 1/31/16                                      Class R Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                            Net            Barclays         MSCI
                            Asset          Aggregate        World
                            Value          Bond             ND
Period                      (NAV)          Index            Index
--------------------------------------------------------------------------------
10 Years                     3.63%          4.66%            3.88%
5 Years                      3.32           3.51             5.80
1 Year                      -2.98          -0.16            -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                            Gross           Net
--------------------------------------------------------------------------------
                            2.25%           1.55%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Solutions -      Barclays Aggregate      MSCI World
                     Conservative Fund        Bond Index              ND Index
1/06                 $10,000                  $10,000                 $10,000
1/07                 $10,648                  $10,428                 $11,629
1/08                 $10,929                  $11,347                 $11,574
1/09                 $ 8,704                  $11,641                 $ 6,779
1/10                 $10,928                  $12,631                 $ 9,259
1/11                 $12,137                  $13,270                 $11,038
1/12                 $12,335                  $14,420                 $10,708
1/13                 $13,356                  $14,792                 $12,411
1/14                 $14,106                  $14,811                 $14,406
1/15                 $14,728                  $15,790                 $15,414
1/16                 $14,289                  $15,765                 $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

24 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Performance Update | 1/31/16                                      Class Y Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                              Net         Barclays         MSCI
                              Asset       Aggregate        World
                              Value       Bond             ND
Period                        (NAV)       Index            Index
--------------------------------------------------------------------------------
10 Years                       2.63%       4.66%            3.88%
5 Years                        2.82        3.51             5.80
1 Year                        -3.07       -0.16            -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                              Gross        Net
--------------------------------------------------------------------------------
                              1.63%        1.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                     Pioneer Solutions -      Barclays Aggregate      MSCI World
                     Conservative Fund        Bond Index              ND Index

1/06                 $5,000,000               $5,000,000              $5,000,000
1/07                 $5,310,795               $5,214,235              $5,814,534
1/08                 $5,439,517               $5,673,516              $5,787,091
1/09                 $4,202,167               $5,820,350              $3,389,460
1/10                 $5,062,962               $6,315,453              $4,629,360
1/11                 $5,639,778               $6,635,047              $5,518,916
1/12                 $5,707,480               $7,209,785              $5,353,810
1/13                 $6,110,681               $7,396,195              $6,205,567
1/14                 $6,427,478               $7,405,363              $7,202,927
1/15                 $6,686,114               $7,895,053              $7,707,021
1/16                 $6,480,694               $7,882,413              $7,315,381

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 25

Portfolio Summary | 1/31/16
Pioneer Solutions - Balanced Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                       46.6%
International Equity                               31.4%
U.S. Equity                                        22.0%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
   Class K                                                                 5.60%
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           4.24
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
   Class K                                                                 3.99
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         2.04
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       1.92
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund
   Class K                                                                 1.80
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                      1.57
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                         0.84
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Equity Fund
   Class Y                                                                11.94%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                         7.92
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
   European Stock Fund                                                     4.42
--------------------------------------------------------------------------------
JPMorgan Intrepid European Fund
   Class IS                                                                2.45
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
   Minimum Volatility ETF                                                  1.52
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    1.30
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                     0.72
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund Class IS                                   0.68%
--------------------------------------------------------------------------------
Market Vectors Vietnam ETF                                                 0.36
--------------------------------------------------------------------------------
iShares Global Clean Energy ETF                                            0.14
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 10.44%
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
   Class I                                                                 4.62
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      4.24
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        3.71
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
   Class IS                                                                3.52
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                         3.52
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                       2.96
--------------------------------------------------------------------------------
Pioneer Opportunistic Long/Short Credit
   Fund Class Y                                                            2.92
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     2.37
--------------------------------------------------------------------------------
Columbia Funds Series Trust I Contrarian
   Core Fund Class Y                                                       2.04
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund
   Class Y                                                                 1.99
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            1.98
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.24%
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Performance Update | 1/31/16                                      Class A Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Balanced Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                          Net       Public       Barclays      MSCI
                          Asset     Offering     Aggregate     World
                          Value     Price        Bond          ND
Period                    (NAV)     (POP)        Index         Index
--------------------------------------------------------------------------------
10 Years                   3.48%      2.87%       4.66%         3.88%
5 Years                    4.08       2.86        3.51          5.80
1 Year                    -4.53     -10.00       -0.16         -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                          Gross
--------------------------------------------------------------------------------
                          1.41%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Solutions -     Barclays Aggregate     MSCI World
                       Balanced Fund           Bond Index             ND Index
1/06                   $ 9,425                 $10,000                $10,000
1/07                   $10,276                 $10,428                $11,629
1/08                   $10,234                 $11,347                $11,574
1/09                   $ 7,131                 $11,641                $ 6,779
1/10                   $ 9,411                 $12,631                $ 9,259
1/11                   $10,866                 $13,270                $11,038
1/12                   $10,925                 $14,420                $10,708
1/13                   $11,976                 $14,792                $12,411
1/14                   $13,212                 $14,811                $14,406
1/15                   $13,903                 $15,790                $15,414
1/16                   $13,273                 $15,765                $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 27

Performance Update | 1/31/16                                      Class C Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                                         Barclays      MSCI
                                         Aggregate     World
                  If         If          Bond          ND
Period            Held       Redeemed    Index         Index
--------------------------------------------------------------------------------
10 Years           2.74%      2.74%       4.66%         3.88%
5 Years            3.36       3.36        3.51          5.80
1 Year            -5.16      -5.16       -0.16         -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Solutions -     Barclays Aggregate     MSCI World
                       Balanced Fund           Bond Index             ND Index
1/06                   $10,000                 $10,000                $10,000
1/07                   $10,818                 $10,428                $11,629
1/08                   $10,697                 $11,347                $11,574
1/09                   $ 7,397                 $11,641                $ 6,779
1/10                   $ 9,688                 $12,631                $ 9,259
1/11                   $11,105                 $13,270                $11,038
1/12                   $11,083                 $14,420                $10,708
1/13                   $12,061                 $14,792                $12,411
1/14                   $13,224                 $14,811                $14,406
1/15                   $13,815                 $15,790                $15,414
1/16                   $13,102                 $15,765                $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

28 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Performance Update | 1/31/16                                      Class R Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                           Net        Barclays    MSCI
                           Asset      Aggregate   World
                           Value      Bond        ND
Period                     (NAV)      Index       Index
--------------------------------------------------------------------------------
10 Years                    3.49%      4.66%       3.88%
5 Years                     4.09       3.51        5.80
1 Year                     -4.51      -0.16       -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                           Gross       Net
--------------------------------------------------------------------------------
                           1.73%       1.65%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Solutions -     Barclays Aggregate     MSCI World
                       Balanced Fund           Bond Index             ND Index
1/06                   $10,000                 $10,000                $10,000
1/07                   $10,903                 $10,428                $11,629
1/08                   $10,858                 $11,347                $11,574
1/09                   $ 7,567                 $11,641                $ 6,779
1/10                   $ 9,985                 $12,631                $ 9,259
1/11                   $11,529                 $13,270                $11,038
1/12                   $11,592                 $14,420                $10,708
1/13                   $12,707                 $14,792                $12,411
1/14                   $14,018                 $14,811                $14,406
1/15                   $14,751                 $15,790                $15,414
1/16                   $14,086                 $15,765                $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 29

Performance Update | 1/31/16                                      Class Y Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                           Net         Barclays      MSCI
                           Asset       Aggregate     World
                           Value       Bond          ND
Period                     (NAV)       Index         Index
--------------------------------------------------------------------------------
10 Years                    3.92%       4.66%         3.88%
5 Years                     4.39        3.51          5.80
1 Year                     -4.26       -0.16         -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                           Gross
--------------------------------------------------------------------------------
                           1.11%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                       Pioneer Solutions -     Barclays Aggregate     MSCI World
                       Balanced Fund           Bond Index             ND Index
1/06                   $5,000,000              $5,000,000             $5,000,000
1/07                   $5,471,730              $5,214,235             $5,814,534
1/08                   $5,468,799              $5,673,516             $5,787,091
1/09                   $3,843,671              $5,820,350             $3,389,460
1/10                   $5,110,313              $6,315,453             $4,629,360
1/11                   $5,924,988              $6,635,047             $5,518,916
1/12                   $5,978,481              $7,209,785             $5,353,810
1/13                   $6,572,586              $7,396,195             $6,205,567
1/14                   $7,271,381              $7,405,363             $7,202,927
1/15                   $7,672,425              $7,895,053             $7,707,021
1/16                   $7,345,536              $7,882,413             $7,315,381

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

30 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Portfolio Summary | 1/31/16
Pioneer Solutions - Growth Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Equity                                  39.0%
U.S. Equity                                           33.2%
Fixed Income                                          27.8%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
   Class K                                                                 6.76%
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           6.29
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       4.68
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
   Class K                                                                 4.35
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                         3.66
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         3.03
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund
   Class K                                                                 2.32
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                      2.14
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Equity Fund Class Y                                 13.64%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                        10.43
--------------------------------------------------------------------------------
JPMorgan Intrepid European Fund Class IS                                   4.75
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
   European Stock Fund                                                     4.66
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    1.93
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
   Minimum Volatility ETF                                                  1.49
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
   Class IS                                                                0.88%
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                     0.73
--------------------------------------------------------------------------------
Market Vectors Vietnam ETF                                                 0.36
--------------------------------------------------------------------------------
iShares Global Clean Energy ETF                                            0.14
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                  8.72%
--------------------------------------------------------------------------------
Columbia Funds Series Trust I Contrarian
   Core Fund Class Y                                                       3.77
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      3.63
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                       2.98
--------------------------------------------------------------------------------
Pioneer Opportunistic Long/Short
   Credit Fund Class Y                                                     2.94
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund Class I                                  2.19
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund
   Class Y                                                                 1.29
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.24%
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 31

Performance Update | 1/31/16                                      Class A Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Growth Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                           Net      Public        Barclays      MSCI
                           Asset    Offering      Aggregate     World
                           Value    Price         Bond          ND
Period                     (NAV)    (POP)         Index         Index
--------------------------------------------------------------------------------
10 Years                    3.29%    2.68%         4.66%         3.88%
5 Years                     4.49     3.27          3.51          5.80
1 Year                     -4.75    -10.22        -0.16         -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                           Gross
--------------------------------------------------------------------------------
                           1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer Solutions -    Barclays Aggregate    MSCI World
                         Growth Fund            Bond Index            ND Index
1/06                     $ 9,425                $10,000               $10,000
1/07                     $10,390                $10,428               $11,629
1/08                     $10,220                $11,347               $11,574
1/09                     $ 6,573                $11,641               $ 6,779
1/10                     $ 8,872                $12,631               $ 9,259
1/11                     $10,457                $13,270               $11,038
1/12                     $10,441                $14,420               $10,708
1/13                     $11,509                $14,792               $12,411
1/14                     $12,882                $14,811               $14,406
1/15                     $13,676                $15,790               $15,414
1/16                     $13,025                $15,765               $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

32 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Performance Update | 1/31/16                                      Class C Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                                                  Barclays      MSCI
                                                  Aggregate     World
                         If          If           Bond          ND
Period                   Held        Redeemed     Index         Index
--------------------------------------------------------------------------------
10 Years                  2.57%       2.57%        4.66%         3.88%
5 Years                   3.79        3.79         3.51          5.80
1 Year                   -5.43       -5.43        -0.16         -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                         Gross
--------------------------------------------------------------------------------
                         2.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer Solutions -    Barclays Aggregate    MSCI World
                         Growth Fund            Bond Index            ND Index
1/06                     $10,000                $10,000               $10,000
1/07                     $10,942                $10,428               $11,629
1/08                     $10,690                $11,347               $11,574
1/09                     $ 6,838                $11,641               $ 6,779
1/10                     $ 9,145                $12,631               $ 9,259
1/11                     $10,705                $13,270               $11,038
1/12                     $10,621                $14,420               $10,708
1/13                     $11,638                $14,792               $12,411
1/14                     $12,935                $14,811               $14,406
1/15                     $13,636                $15,790               $15,414
1/16                     $12,895                $15,765               $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 33

Performance Update | 1/31/16                                      Class R Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                          Net          Barclays        MSCI
                          Asset        Aggregate       World
                          Value        Bond            ND
Period                    (NAV)        Index           Index
--------------------------------------------------------------------------------
10 Years                   3.28%        4.66%           3.88%
5 Years                    4.49         3.51            5.80
1 Year                    -4.77        -0.16           -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                          Gross        Net
--------------------------------------------------------------------------------
                          1.83%        1.64%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer Solutions -    Barclays Aggregate    MSCI World
                         Growth Fund            Bond Index            ND Index
1/06                     $10,000                $10,000               $10,000
1/07                     $11,021                $10,428               $11,629
1/08                     $10,842                $11,347               $11,574
1/09                     $ 6,973                $11,641               $ 6,779
1/10                     $ 9,412                $12,631               $ 9,259
1/11                     $11,093                $13,270               $11,038
1/12                     $11,076                $14,420               $10,708
1/13                     $12,209                $14,792               $12,411
1/14                     $13,665                $14,811               $14,406
1/15                     $14,507                $15,790               $15,414
1/16                     $13,815                $15,765               $14,631

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

34 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Performance Update | 1/31/16                                      Class Y Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2016)
--------------------------------------------------------------------------------
                               Net         Barclays      MSCI
                               Asset       Aggregate     World
                               Value       Bond          ND
Period                         (NAV)       Index         Index
--------------------------------------------------------------------------------
10 Years                        3.74%       4.66%         3.88%
5 Years                         4.54        3.51          5.80
1 Year                         -4.54       -0.16         -5.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                               Gross
--------------------------------------------------------------------------------
                               1.21%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                         Pioneer Solutions -    Barclays Aggregate    MSCI World
                         Growth Fund            Bond Index            ND Index
1/06                     $5,000,000             $5,000,000            $5,000,000
1/07                     $5,546,389             $5,214,235            $5,814,534
1/08                     $5,488,496             $5,673,516            $5,787,091
1/09                     $3,616,485             $5,820,350            $3,389,460
1/10                     $4,891,360             $6,315,453            $4,629,360
1/11                     $5,785,206             $6,635,047            $5,518,916
1/12                     $5,732,014             $7,209,785            $5,353,810
1/13                     $6,336,483             $7,396,195            $6,205,567
1/14                     $7,107,218             $7,405,363            $7,202,927
1/15                     $7,565,144             $7,895,053            $7,707,021
1/16                     $7,221,585             $7,882,413            $7,315,381

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 35

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------
Shares                                                                      Value
---------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 97.9%
               NON-PIONEER FUNDS -- 30.0%
      62,522   Columbia Funds Series Trust I Contrarian Core Fund Class Y   $ 1,271,072
     283,283   Doubleline Total Return Bond Fund Class I                      3,084,952
      10,341   iShares Global Clean Energy ETF                                   89,967
      19,985   iShares MSCI Emerging Markets Minimum Volatility ETF             939,295
      16,860   iShares MSCI India ETF                                           439,034
      33,113   JOHCM Asia Ex-Japan Equity Fund Class IS                         305,300
      40,958   JPMorgan Intrepid European Fund Class IS                         926,060
      16,781   Market Vectors Vietnam ETF                                       234,263
     294,360   MFS Total Return Bond Fund Class I                             3,114,329
     319,470   Schroder Total Return Fixed Income Fund Class INV              3,108,444
     149,538   T. Rowe Price International Funds -- European Stock Fund       2,702,152
     272,670   Western Asset Core Plus Bond Fund Class IS                     3,127,525
---------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN NON-PIONEER FUNDS
               (Cost $20,842,836)                                           $19,342,393
---------------------------------------------------------------------------------------
               PIONEER FUNDS* -- 67.9%
   1,447,502   Pioneer Bond Fund Class K                                    $13,751,269
     289,182   Pioneer Dynamic Credit Fund Class Y                            2,559,261
      82,949   Pioneer Equity Income Fund Class K                             2,489,299
     102,850   Pioneer Floating Rate Fund Class K                               673,667
      73,616   Pioneer Fundamental Growth Fund Class K                        1,348,645
     183,387   Pioneer Global Equity Fund Class K                             2,277,667
     225,081   Pioneer Global High Yield Fund Class Y                         1,764,637
     132,059   Pioneer Global Multisector Income Fund Class Y                 1,345,678
     205,541   Pioneer High Yield Fund Class Y                                1,757,376
     128,401   Pioneer International Equity Fund Class Y                      2,397,253
     192,660   Pioneer Long/Short Bond Fund Class Y                           1,784,032
     194,009   Pioneer Opportunistic Long/Short Credit Fund Class Y           1,759,662
      46,862   Pioneer Real Estate Shares Class Y                             1,201,085
     234,920   Pioneer Short Term Income Fund Class K                         2,236,438
     623,647   Pioneer Strategic Income Fund Class K                          6,323,781
---------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN PIONEER FUNDS
               (Cost $45,718,146)                                           $43,669,750
---------------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $66,560,982)                                           $63,012,143
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Principal
Amount ($)
---------------------------------------------------------------------------------------
               U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.3%
   1,470,190   U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25        $ 1,452,827
---------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
               (Cost $1,435,368)                                            $ 1,452,827
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

36 Pioneer Solutions Funds | Semiannual Report | 1/31/16

--------------------------------------------------------------------------------------------
Principal                          Counterparty/             Strike  Expiration
Amount ($)     Description         Exchange                  Price   Date        Value
--------------------------------------------------------------------------------------------
               CURRENCY PUT OPTIONS PURCHASED -- 0.0%+
     724,135   Put USD Call INR    Goldman Sachs & Co.       63.25   2/1/16      $        --
--------------------------------------------------------------------------------------------
               TOTAL CURRENCY PUT OPTIONS PURCHASED
               (Premiums paid $17,017)                                           $        --
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Contracts
--------------------------------------------------------------------------------------------
               EXCHANGE-TRADED PUT OPTIONS PURCHASED -- 0.1%
          12   Russell 2000 Index Chicago Board of Options   1,060   3/18/16     $    56,700
--------------------------------------------------------------------------------------------
               TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
               (Premiums paid $70,116)                                           $    56,700
--------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 100.3%
               (Cost $68,083,483) (a)                                            $64,521,670
--------------------------------------------------------------------------------------------
               EXCHANGE-TRADED PUT OPTIONS WRITTEN -- (0.0)%++
        (12)   Russell 2000 Index Chicago Board of Options   950     3/18/16     $   (13,380)
--------------------------------------------------------------------------------------------
               TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
               (Premiums received $(31,836))                                     $   (13,380)
--------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (0.3)%                            $  (150,870)
--------------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                                        $64,357,420
============================================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.

+    Amount rounds to less than 0.1%.

++   Amount rounds to greater than (0.1)%.

(a) At January 31, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $68,327,699 was as follows:

       Aggregate gross unrealized appreciation for all investments in which
          there is an excess of tax cost over value                           $   274,828

       Aggregate gross unrealized depreciation for all investments in which
          there is an excess of tax cost over value                            (4,080,857)
                                                                              -----------
       Net unrealized depreciation                                            $(3,806,029)
                                                                              ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2016 were as follows:

--------------------------------------------------------------------------------
                                                    Purchases         Sales
--------------------------------------------------------------------------------
Long-Term U.S. Government                           $1,435,368        $       --
Other Long-Term Securities                          $2,671,888        $3,744,731

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 37

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Conservative Fund (continued)

INFLATION RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                               Annual                       Unrealized
Notional                                Pay/                   Fixed         Expiration     Appreciation
Principal ($)        Counterparty       Receive     Index      Rate          Date           (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR 2,400,000        Goldman Sachs      Receive     EUCPI      1.3250%       3/11/25        $(78,236)
                     International
EUR 2,400,000        Goldman Sachs      Pay         EUCPI      0.9500%       3/11/20          38,100
                     International
EUR 1,200,000        Goldman Sachs      Receive     EUCPI      1.3450%       3/13/25         (41,919)
                     International
EUR 1,200,000        Goldman Sachs      Pay         EUCPI      0.9550%       3/13/20          19,390
                     International
----------------------------------------------------------------------------------------------------------
                                                                                            $(62,665)
==========================================================================================================

EUCPI Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                   Annual                                   Unrealized
Notional                               Pay/        Floating       Fixed        Expiration   Appreciation
Principal ($)        Exchange          Receive     Rate           Rate         Date         (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR     224,029      London            Receive     EURIBOR        0.694%       2/10/25      $ (4,345)
                     Clearing House                6 Month
GBP     280,524      London            Receive     LIBOR GBP      2.340%       2/18/45       (19,755)
                     Clearing House                6 Month
GBP     213,724      London            Receive     LIBOR GBP      2.505%       3/13/45       (20,244)
                     Clearing House                6 Month
JPY  30,199,918      London            Pay         LIBOR JPY      2.070%       3/13/45        13,297
                     Clearing House                6 Month
JPY  40,514,700      London            Pay         LIBOR JPY      2.164%       2/18/45        21,728
                     Clearing House                6 Month
SEK   2,127,723      London            Pay         LIBOR SEK      0.981%       2/10/25          (871)
                     Clearing House                3 Month
      2,137,675      London            Receive     LIBOR USD      1.628%       5/09/18       (29,779)
                     Clearing House                3 Month
      3,431,606      London            Receive     LIBOR USD      1.577%       5/14/18       (44,230)
                     Clearing House                3 Month
      6,870,576      London            Pay         LIBOR USD      1.247%       5/15/17        33,353
                     Clearing House                3 Month
      3,629,578      London            Receive     LIBOR USD      1.462%       5/02/18       (39,044)
                     Clearing House                3 Month
      7,259,157      London            Pay         LIBOR USD      1.153%       5/02/17        28,768
                     Clearing House                3 Month
      4,267,979      London            Pay         LIBOR USD      1.300%       5/09/17        22,964
                     Clearing House                3 Month
----------------------------------------------------------------------------------------------------------
                                                                                            $(38,158)
==========================================================================================================

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

                EUR        Euro
                GBP        British Pound Sterling
                JPY        Japanese Yen
                SEK        Swedish Krone

The accompanying notes are an integral part of these financial statements.

38 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's assets:

-----------------------------------------------------------------------------------
                               Level 1        Level 2        Level 3    Total
-----------------------------------------------------------------------------------
Mutual Funds                   $63,012,143    $       --     $    --    $63,012,143
U.S. Government and
   Agency Obligation                    --     1,452,827          --      1,452,827
Currency Put Options
   Purchased                            --            --*         --             --*
Exchange-Traded Put
   Options Purchased                56,700            --          --         56,700
-----------------------------------------------------------------------------------
Total                          $63,068,843    $1,452,827     $    --    $64,521,670
===================================================================================
Other Financial Instruments
Net Unrealized Depreciation
   on Futures Contracts        $   (85,909)   $       --     $    --    $   (85,909)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                   --        22,987          --         22,987
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                   --       (22,498)         --        (22,498)
Net Unrealized Depreciation
   on Inflation Swaps                   --       (62,665)         --        (62,665)
Net Unrealized Depreciation
   on Interest Rate Swaps               --       (38,158)         --        (38,158)
Exchange-Traded
   Put Options Written             (13,380)           --          --        (13,380)
-----------------------------------------------------------------------------------
Total Other
   Financial Instruments       $   (99,289)   $ (100,334)    $    --    $  (199,289)
===================================================================================

* Securities in this category are valued at $0.

During the six months ended January 31, 2016, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of January 31, 2016:

--------------------------------------------------------------------------------
                                Level 1       Level 2       Level 3     Total
--------------------------------------------------------------------------------
Assets:
Foreign currencies, at value    $     --      $ 14,104      $ --        $ 14,104
Restricted cash                       --       401,568        --         401,568
Variation margin for centrally
   cleared swap contracts             --        43,552        --          43,552
Liabilities:
Variation margin for
   futures contracts             (24,898)           --        --         (24,898)
--------------------------------------------------------------------------------
Total                           $(24,898)     $459,224      $ --        $434,326
================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 39

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Balanced Fund

-----------------------------------------------------------------------------------------
Shares                                                                      Value
-----------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 97.3%
               NON-PIONEER FUNDS -- 30.7%
      92,711   Aston/Fairpointe Mid Cap Fund Class I                        $   2,960,262
     188,952   Columbia Funds Series Trust I Contrarian Core Fund Class Y       3,841,394
     798,304   Doubleline Total Return Bond Fund Class I                        8,693,531
      30,685   iShares Global Clean Energy ETF                                    266,960
     116,892   iShares MSCI Canada ETF                                          2,444,212
      60,960   iShares MSCI Emerging Markets Minimum Volatility ETF             2,865,120
      52,079   iShares MSCI India ETF                                           1,356,137
     139,720   JOHCM Asia Ex-Japan Equity Fund Class IS                         1,288,216
     203,947   JPMorgan Intrepid European Fund Class IS                         4,611,242
      48,896   Market Vectors Vietnam ETF                                         682,588
     625,958   MFS Total Return Bond Fund Class I                               6,622,636
     236,894   Oak Ridge Small Cap Growth Fund Class K                          7,514,278
     460,634   T. Rowe Price International Funds -- European Stock Fund         8,323,656
     577,807   Western Asset Core Plus Bond Fund Class IS                       6,627,446
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN NON-PIONEER FUNDS
               (Cost $66,423,336)                                           $  58,097,678
-----------------------------------------------------------------------------------------
               PIONEER FUNDS* -- 66.6%
   2,071,925   Pioneer Bond Fund Class K                                    $  19,683,288
     495,230   Pioneer Core Equity Fund Class Y                                 7,983,107
     788,624   Pioneer Dynamic Credit Fund Class Y                              6,979,325
     117,273   Pioneer Fund Class Y                                             3,609,660
     575,972   Pioneer Fundamental Growth Fund Class K                         10,551,807
   1,200,077   Pioneer Global Equity Fund Class K                              14,904,956
     568,030   Pioneer Global High Yield Fund Class Y                           4,453,355
     367,569   Pioneer Global Multisector Income Fund Class Y                   3,745,528
     435,573   Pioneer High Yield Fund Class Y                                  3,724,146
   1,204,839   Pioneer International Equity Fund Class Y                       22,494,351
     601,957   Pioneer Long/Short Bond Fund Class Y                             5,574,122
      75,246   Pioneer Mid Cap Value Fund Class K                               1,574,146
     606,171   Pioneer Opportunistic Long/Short Credit Fund Class Y             5,497,971
     149,770   Pioneer Real Estate Shares Class Y                               3,838,592
     106,687   Pioneer Select Mid Cap Growth Fund Class K                       3,380,911
     786,613   Pioneer Strategic Income Fund Class K                            7,976,256
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN PIONEER FUNDS
               (Cost $127,141,848)                                          $ 125,971,521
-----------------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $193,565,184)                                          $ 184,069,199
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Principal
Amount ($)
-----------------------------------------------------------------------------------------
               U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.2%
  4,258,447    U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25        $   4,208,154
-----------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
               (Cost $4,157,582)                                            $   4,208,154
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

40 Pioneer Solutions Funds | Semiannual Report | 1/31/16

---------------------------------------------------------------------------------------------------
Principal                              Counterparty/             Strike  Expiration
Amount ($)       Description           Exchange                  Price   Date         Value
---------------------------------------------------------------------------------------------------
                 CURRENCY PUT OPTIONS PURCHASED -- 0.0%+
    2,182,463    Put USD Call INR      Goldman Sachs & Co.       63.25   2/1/16       $          --
---------------------------------------------------------------------------------------------------
                 TOTAL CURRENCY PUT OPTIONS PURCHASED
                 (Premiums paid $51,288)                                              $          --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Contracts
---------------------------------------------------------------------------------------------------
                 EXCHANGE-TRADED PUT OPTIONS PURCHASED -- 0.2%
           55    Russell 2000 Index Chicago Board of Options     1,060   3/18/16      $     259,875
---------------------------------------------------------------------------------------------------
                 TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
                 (Premiums paid $321,364)                                             $     259,875
---------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 99.7%
                 (Cost $198,095,418) (a)                                              $ 188,537,228
---------------------------------------------------------------------------------------------------
                 EXCHANGE-TRADED PUT OPTIONS WRITTEN -- (0.0)%++
          (55)   Russell 2000 Index Chicago Board of Options 950         3/18/16      $     (61,325)
---------------------------------------------------------------------------------------------------
                 TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
                 (Premiums received $(145,913))                                       $     (61,325)
---------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- 0.3%                                 $     712,331
---------------------------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                                           $ 189,188,234
===================================================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.

+    Amount rounds to less than 0.1%.

++   Amount rounds to greater than (0.1)%.

(a) At January 31, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $199,647,466 was as follows:

       Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                            $  4,992,104

       Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                             (16,102,342)
                                                                              ------------
       Net unrealized depreciation                                            $(11,110,238)
                                                                              ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2016 were as follows:

--------------------------------------------------------------------------------
                                                    Purchases        Sales
--------------------------------------------------------------------------------
Long-Term U.S. Government                           $4,157,582       $        --
Other Long-Term Securities                          $8,987,805       $13,797,081

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 41

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Balanced Fund (continued)

INFLATION RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                              Annual                        Unrealized
Notional                               Pay/                   Fixed          Expiration     Appreciation
Principal ($)      Counterparty        Receive     Index      Rate           Date           (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR 7,400,000      Goldman Sachs       Receive     EUCPI      1.3250%        3/11/25        $(241,225)
                   International
EUR 7,400,000      Goldman Sachs       Pay         EUCPI      0.9500%        3/11/20          117,476
                   International
EUR 3,700,000      Goldman Sachs       Receive     EUCPI      1.3450%        3/13/25         (129,252)
                   International
EUR 3,700,000      Goldman Sachs       Pay         EUCPI      0.9550%        3/13/20           59,785
                   International
----------------------------------------------------------------------------------------------------------
                                                                                            $(193,216)
==========================================================================================================

EUCPI        Eurostat Eurozone HCIP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                                 Annual                     Unrealized
Notional                              Pay/        Floating       Fixed         Expiration   Appreciation
Principal ($)       Exchange          Receive     Rate           Rate          Date         (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR     677,667     London            Receive     EURIBOR        0.694%        2/10/25      $ (13,142)
                    Clearing House                6 Month
GBP     849,873     London            Receive     LIBOR GBP      2.340%        2/18/45        (59,851)
                    Clearing House                6 Month
GBP     651,797     London            Receive     LIBOR GBP      2.505%        3/13/45        (61,739)
                    Clearing House                6 Month
JPY  92,086,625     London            Pay         LIBOR JPY      2.070%        3/13/45         40,545
                    Clearing House                6 Month
JPY 123,025,291     London            Pay         LIBOR JPY      2.164%        2/18/45         65,978
                    Clearing House                6 Month
SEK   6,482,000     London            Pay         LIBOR SEK      0.981%        2/10/25         (3,489)
                    Clearing House                3 Month
      6,515,753     London            Receive     LIBOR USD      1.628%        5/09/18        (90,768)
                    Clearing House                3 Month
     10,457,931     London            Receive     LIBOR USD      1.577%        5/14/18       (134,791)
                    Clearing House                3 Month
     20,938,303     London            Pay         LIBOR USD      1.247%        5/15/17        101,643
                    Clearing House                3 Month
     11,140,420     London            Receive     LIBOR USD      1.462%        5/02/18       (119,841)
                    Clearing House                3 Month
     22,280,841     London            Pay         LIBOR USD      1.153%        5/02/17         88,299
                    Clearing House                3 Month
     13,009,038     London            Pay         LIBOR USD      1.300%        5/09/17         69,996
                    Clearing House                3 Month
----------------------------------------------------------------------------------------------------------
                                                                                            $(117,160)
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

42 Pioneer Solutions Funds | Semiannual Report | 1/31/16

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted:

               EUR        Euro
               GBP        British Pound Sterling
               JPY        Japanese Yen
               SEK        Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's assets:

----------------------------------------------------------------------------------------
                                 Level 1          Level 2       Level 3     Total
----------------------------------------------------------------------------------------
Mutual Funds                     $184,069,199     $       --    $    --     $184,069,199
U.S. Government and
   Agency Obligation                       --      4,208,154         --        4,208,154
Currency Put Options
   Purchased                               --             --*        --               --*
Exchange-Traded Put
   Options Purchased                  259,875             --         --          259,875
----------------------------------------------------------------------------------------
Total                            $184,329,074     $4,208,154    $    --     $188,537,228
========================================================================================
Other Financial Instruments
Net Unrealized Depreciation
   on Futures Contracts          $   (426,665)    $       --    $    --     $   (426,665)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                      --         68,136         --           68,136
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                      --        (67,504)        --          (67,504)
Net Unrealized Depreciation
   on Inflation Swaps                      --       (193,216)        --         (193,216)
Net Unrealized Depreciation
   on Interest Rate Swaps                  --       (117,160)        --         (117,160)
Exchange-Traded
   Put Options Written                (61,325)            --         --          (61,325)
----------------------------------------------------------------------------------------
Total Other
   Financial Instruments         $   (487,990)    $ (309,744)   $    --     $   (797,734)
========================================================================================

* Securities in this category are valued at $0.

During the six months ended January 31, 2016, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 43

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Balanced Fund (continued)

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of January 31, 2016:

-----------------------------------------------------------------------------------
                                 Level 1      Level 2        Level 3     Total
-----------------------------------------------------------------------------------
Assets:
Foreign currencies, at value     $     --     $   16,583     $    --     $   16,583
Restricted cash                        --      1,475,895          --      1,475,895
Variation margin for centrally
   cleared swap contracts              --         42,348          --         42,348
Liabilities:
Variation margin for
   futures contracts              (14,114)            --          --        (14,114)
-----------------------------------------------------------------------------------
Total                            $(14,114)    $1,534,826     $    --     $1,520,712
===================================================================================

The accompanying notes are an integral part of these financial statements.

44 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Growth Fund

----------------------------------------------------------------------------------------
Shares                                                                      Value
----------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 97.3%
               NON-PIONEER FUNDS -- 27.3%
    214,547    Aston/Fairpointe Mid Cap Fund Class I                        $  6,850,486
    592,984    Columbia Funds Series Trust I Contrarian Core Fund Class Y     12,055,365
    642,554    Doubleline Total Return Bond Fund Class I                       6,997,413
     52,395    iShares Global Clean Energy ETF                                   455,836
    295,280    iShares MSCI Canada ETF                                         6,174,305
    101,258    iShares MSCI Emerging Markets Minimum Volatility ETF            4,759,126
     89,220    iShares MSCI India ETF                                          2,323,289
    304,126    JOHCM Asia Ex-Japan Equity Fund Class IS                        2,804,045
    671,769    JPMorgan Intrepid European Fund Class IS                       15,188,697
     82,934    Market Vectors Vietnam ETF                                      1,157,758
    438,400    Oak Ridge Small Cap Growth Fund Class K                        13,906,048
    824,702    T. Rowe Price International Funds - European Stock Fund        14,902,365
----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN NON-PIONEER FUNDS
               (Cost $103,564,785)                                          $ 87,574,733
----------------------------------------------------------------------------------------
               PIONEER FUNDS* -- 70.0%
  2,934,921    Pioneer Bond Fund Class K                                    $ 27,881,749
  1,247,982    Pioneer Core Equity Fund Class Y                               20,117,466
    485,961    Pioneer Fund Class Y                                           14,957,867
  1,179,883    Pioneer Fundamental Growth Fund Class K                        21,615,457
  2,685,410    Pioneer Global Equity Fund Class K                             33,352,792
    405,895    Pioneer Global Multisector Income Fund Class Y                  4,136,070
  2,336,636    Pioneer International Equity Fund Class Y                      43,625,002
  1,027,637    Pioneer Long/Short Bond Fund Class Y                            9,515,919
    559,470    Pioneer Mid Cap Value Fund Class K                             11,704,112
  1,034,831    Pioneer Opportunistic Long/Short Credit Fund Class Y            9,385,917
    378,259    Pioneer Real Estate Shares Class Y                              9,694,774
    234,082    Pioneer Select Mid Cap Growth Fund Class K                      7,418,059
  1,144,336    Pioneer Strategic Income Fund Class K                          11,603,567
----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN PIONEER FUNDS
               (Cost $222,810,948)                                          $225,008,751
----------------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $326,375,733)                                          $312,583,484
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Principal
Amount ($)
----------------------------------------------------------------------------------------
               U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.2%
  7,232,854    U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25        $  7,147,434
----------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
               (Cost $7,061,538)                                            $  7,147,434
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 45

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Growth Fund (continued)

--------------------------------------------------------------------------------------------------
Principal                               Counterparty/            Strike  Expiration
Amount ($)     Description              Exchange                 Price   Date         Value
--------------------------------------------------------------------------------------------------
               CURRENCY PUT OPTIONS PURCHASED -- 0.0%+
 3,580,446     Put USD Call INR         Goldman Sachs & Co.      63.25   2/1/16       $         --
--------------------------------------------------------------------------------------------------
               TOTAL CURRENCY PUT OPTIONS PURCHASED
               (Premiums paid $84,140)                                                $         --
--------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 99.5%
               (Cost $333,521,411) (a)                                                $319,730,918
--------------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.5%                                   $  1,600,984
--------------------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                                             $321,331,902
==================================================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.

+    Amount rounds to less than 0.1%.

(a) At January 31, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $334,115,843 was as follows:

       Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                            $ 16,510,655

       Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                             (30,895,580)
                                                                              ------------
       Net unrealized depreciation                                            $(14,384,925)
                                                                              ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2016 were as follows:

--------------------------------------------------------------------------------
                                                      Purchases      Sales
--------------------------------------------------------------------------------
Long-Term U.S. Government                             $7,061,538     $        --
Other Long-Term Securities                            $6,807,209     $10,225,675

INFLATION RATE SWAP AGREEMENTS

-----------------------------------------------------------------------------------------------------
                                                                                       Net
                                                            Annual                     Unrealized
Notional                              Pay/                  Fixed         Expiration   Appreciation
Principal ($)     Counterparty        Receive      Index    Rate          Date         (Depreciation)
-----------------------------------------------------------------------------------------------------
EUR 12,300,000    Goldman Sachs       Receive      EUCPI    1.3250%       3/11/25      $ (400,956)
                  International
EUR 12,300,000    Goldman Sachs       Pay          EUCPI    0.9500%       3/11/20         195,265
                  International
EUR 6,150,000     Goldman Sachs       Receive      EUCPI    1.3450%       3/13/25        (214,837)
                  International
EUR 6,150,000     Goldman Sachs       Pay          EUCPI    0.9550%       3/13/20          99,372
                  International
-----------------------------------------------------------------------------------------------------
                                                                                       $ (321,156)
=====================================================================================================

EUCIP Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

The accompanying notes are an integral part of these financial statements.

46 Pioneer Solutions Funds | Semiannual Report | 1/31/16

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

------------------------------------------------------------------------------------------------------------
                                                                                              Net
                                                                    Annual                    Unrealized
Notional                                 Pay/        Floating       Fixed        Expiration   Appreciation
Principal ($)         Exchange           Receive     Rate           Rate         Date         (Depreciation)
------------------------------------------------------------------------------------------------------------
EUR   1,116,002       London             Receive     EURIBOR        0.694%       2/10/25      $ (21,643)
                      Clearing House                 6 Month
GBP   1,403,875       London             Receive     LIBOR GBP      2.340%       2/18/45        (98,866)
                      Clearing House                 6 Month
GBP   1,078,441       London             Receive     LIBOR GBP      2.505%       3/13/45       (102,151)
                      Clearing House                 6 Month
JPY 152,391,091       London             Pay         LIBOR JPY      2.070%       3/13/45         67,096
                      Clearing House                 6 Month
JPY 202,884,872       London             Pay         LIBOR JPY      2.164%       2/18/45        108,807
                      Clearing House                 6 Month
SEK  10,599,294       London             Pay         LIBOR SEK      0.981%       2/10/25         (4,336)
                      Clearing House                 3 Month
     10,878,870       London             Receive     LIBOR USD      1.628%       5/09/18       (151,550)
                      Clearing House                 3 Month
     17,470,892       London             Receive     LIBOR USD      1.577%       5/14/18       (225,181)
                      Clearing House                 3 Month
     34,979,275       London             Pay         LIBOR USD      1.247%       5/15/17        169,803
                      Clearing House                 3 Month
     18,724,707       London             Receive     LIBOR USD      1.462%       5/02/18       (201,427)
                      Clearing House                 3 Month
     37,449,415       London             Pay         LIBOR USD      1.153%       5/02/17        148,412
                      Clearing House                 3 Month
     21,720,226       London             Pay         LIBOR USD      1.300%       5/09/17        116,868
                      Clearing House                 3 Month
------------------------------------------------------------------------------------------------------------
                                                                                              $(194,168)
============================================================================================================

NOTE:  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

       EUR        Euro
       GBP        British Pound Sterling
       JPY        Japanese Yen
       SEK        Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 47

Schedule of Investments | 1/31/16 (unaudited)
Pioneer Solutions - Growth Fund (continued)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's assets:

---------------------------------------------------------------------------------------
                                Level 1          Level 2        Level 3    Total
---------------------------------------------------------------------------------------
Mutual Funds                    $312,583,484     $       --     $ --       $312,583,484
U.S. Government and
  Agency Obligation                       --      7,147,434       --          7,147,434
Currency Put
   Options Purchased                      --             --*      --                 --*
---------------------------------------------------------------------------------------
Total                           $312,583,484     $7,147,434     $ --       $319,730,918
=======================================================================================
Other Financial Instruments
Net Unrealized Depreciation
   on Futures Contracts         $ (1,042,295)    $       --     $ --       $ (1,042,295)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                     --        115,271       --            115,271
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                     --       (113,378)      --           (113,378)
Net Unrealized Depreciation
   on Inflation Swaps                     --       (321,156)      --           (321,156)
Net Unrealized Depreciation
   on Interest Rate Swaps                 --       (194,168)      --           (194,168)
---------------------------------------------------------------------------------------
Total Other
   Financial Instruments        $ (1,042,295)    $ (513,431)    $ --       $ (1,555,726)
=======================================================================================

* Securities in this category are valued at $0.

During the six months ended January 31, 2016, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of January 31, 2016:

--------------------------------------------------------------------------------
                                 Level 1     Level 2        Level 3   Total
--------------------------------------------------------------------------------
Assets:
Foreign currencies, at value     $    --     $   62,763     $ --      $   62,763
Restricted cash                       --      3,088,634       --       3,088,634
Variation margin for
  futures contracts               52,252             --       --          52,252
Variation margin
  for centrally cleared
  swap contracts                      --         31,790       --          31,790
--------------------------------------------------------------------------------
Total                            $52,252     $3,183,187     $ --      $3,235,439
================================================================================

The accompanying notes are an integral part of these financial statements.

48 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Statements of Assets and Liabilities | 1/31/16 (unaudited)

----------------------------------------------------------------------------------------------------
                                                          Pioneer        Pioneer        Pioneer
                                                          Solutions -    Solutions -    Solutions -
                                                          Conservative   Balanced       Growth
                                                          Fund           Fund           Fund
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments in securities of affiliated issuers, at
    value (at cost $45,718,146, $127,141,848
    and $222,810,948, respectively)                       $43,669,750    $125,971,521   $225,008,751
 Investments in securities of unaffiliated issuers,
    at value (at cost $22,365,337, $70,953,570
    and $110,710,463, respectively)                        20,851,920      62,565,707     94,722,167
 Foreign currencies, at value (at cost $14,356,
    $19,852 and $66,259, respectively)                         14,104          16,583         62,763
 Restricted cash*                                             401,568       1,475,895      3,088,634
 Unrealized appreciation on forward
    foreign currency contracts                                 22,987          68,136        115,271
 Receivables for:
    Investment Funds sold                                          --              --      1,707,944
    Capital stock sold                                         27,201         145,394         43,894
    Dividends                                                 102,187         183,623        145,540
    Interest                                                      257             756          1,267
 Due from Pioneer Investment
    Management, Inc.                                            6,651              --             --
 Variation margin for futures contracts                            --              --         52,252
 Variation margin for centrally cleared
    swap contracts                                             43,552          42,348         31,790
 Other assets                                                  43,511          33,471         20,924
----------------------------------------------------------------------------------------------------
       Total assets                                       $65,183,688    $190,503,434   $325,001,197
====================================================================================================
LIABILITIES:
  Due to custodian                                            296,544          13,824        272,404
  Written options (premiums received
    $(31,836), $(145,913) and
    $-, respectively)                                          13,380          61,325             --
  Net unrealized depreciation on
    swap contracts                                            100,823         310,376        515,324
  Net unrealized depreciation on
    futures contracts                                          85,909         426,665      1,042,295
  Unrealized depreciation on forward
    foreign currency contracts                                 22,498          67,504        113,378
  Payables for:
    Investments Funds purchased                                    --              --        759,970
    Capital stock redeemed                                    195,690         236,832        692,452
    Distributions to shareowners                                  466              --            456
  Variation margin for futures contracts                       24,898          14,114             --
  Due to affiliates                                            44,416         138,610        232,934
  Accrued expenses and other liabilities                       41,644          45,950         40,082
----------------------------------------------------------------------------------------------------
       Total liabilities                                  $   826,268    $  1,315,200   $  3,669,295
====================================================================================================
*    Represents restricted cash deposited at the custodian and/or counterparty for derivative contracts.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 49

------------------------------------------------------------------------------------------------
                                                     Pioneer        Pioneer         Pioneer
                                                     Solutions -    Solutions -     Solutions -
                                                     Conservative   Balanced        Growth
                                                     Fund           Fund            Fund
------------------------------------------------------------------------------------------------
NET ASSETS:
 Paid-in capital                                     $67,859,069    $197,998,511    $329,079,901
 Undistributed (distributions in excess of)
    net investment income                               (169,189)        168,761         538,734
 Accumulated net realized gain on investments,
    futures contracts, swap contracts, written
    options and foreign currency transactions            397,393       1,233,411       7,063,211
 Net unrealized depreciation on investments           (3,561,813)     (9,558,190)    (13,790,493)
 Net unrealized depreciation on futures
    contracts                                            (85,909)       (426,665)     (1,042,295)
 Net unrealized depreciation on swap
    contracts                                           (100,823)       (310,376)       (515,324)
 Unrealized appreciation on
    written options                                       18,456          84,588              --
 Net unrealized appreciation (depreciation)
    on forward foreign currency contracts
    and other assets and liabilities
    denominated in foreign currencies                        236          (1,806)         (1,832)
------------------------------------------------------------------------------------------------
       Total net assets                              $64,357,420    $189,188,234    $321,331,902
================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
  shares authorized)
  Net Assets of Class A shares                       $46,193,129    $125,496,211    $240,731,237
  Net Assets of Class C shares                       $18,045,023    $ 62,399,595    $ 79,280,109
  Net Assets of Class R shares                       $     8,397    $      9,331    $      8,360
  Net Assets of Class Y shares                       $   110,871    $  1,283,097    $  1,312,196
  Class A Shares outstanding                           4,676,544      11,745,120      20,833,877
  Class C Shares outstanding                           1,883,895       6,326,877       7,264,680
  Class R Shares outstanding                                 852             875             725
  Class Y Shares outstanding                              11,893         118,536         111,264
  Net Asset Value - Class A shares                   $      9.88    $      10.68    $      11.55
  Net Asset Value - Class C shares                   $      9.58    $       9.86    $      10.91
  Net Asset Value - Class R shares                   $      9.86    $      10.66    $      11.52*
  Net Asset Value - Class Y shares                   $      9.32    $      10.82    $      11.79
MAXIMUM OFFERING PRICE:
  Class A (100 (divided by) 94.25 x net asset value
     per share)                                      $     10.48    $      11.33    $      12.25
================================================================================================

* Net asset value per share amount does not calculate due to rounding of net assets and/or shares outstanding.

The accompanying notes are an integral part of these financial statements.

50 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Statements of Operations (unaudited)

For the Six Months Ended 1/31/16

---------------------------------------------------------------------------------------------------
                                                       Pioneer         Pioneer         Pioneer
                                                       Solutions -     Solutions -     Solutions -
                                                       Conservative    Balanced        Growth
                                                       Fund            Fund            Fund
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income from underlying
     affiliated funds                                  $  835,933      $  2,272,303    $  3,272,348
   Dividend income from underlying
     unaffiliated funds                                   341,232           916,987       2,350,460
   Interest                                                   615               690           1,582
---------------------------------------------------------------------------------------------------
       Total Investment Income                         $1,177,780      $  3,189,980    $  5,624,390
---------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                      $   44,119      $    132,119    $    224,291
  Transfer agent fees
    Class A                                                16,075            49,768         131,081
    Class C                                                 4,784            13,807          23,332
    Class Y                                                   103               168             169
  Distribution fees
    Class A                                                60,065           166,639         320,957
    Class C                                                98,380           342,561         434,254
    Class R                                                    24                24              24
  Shareholder communications expense                       17,823            51,086         107,626
  Administrative expense                                   17,129            42,488          71,717
  Custodian fees                                           10,487            17,707          11,063
  Registration fees                                        32,297            31,677          15,300
  Professional fees                                        17,905            18,035          37,854
  Printing fees                                             5,622             2,146           5,823
  Pricing fees                                              1,374             1,354           1,424
  Fees and expenses of non-affiliated trustees              3,557             3,562           6,084
  Insurance expense                                           457             1,394           2,933
  Miscellaneous                                            12,884            10,534          19,254
---------------------------------------------------------------------------------------------------
    Total expenses                                     $  343,085      $    885,069    $  1,413,186
    Less fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.          $  (31,764)     $         --    $         --
---------------------------------------------------------------------------------------------------
    Net expenses                                       $  311,321      $    885,069    $  1,413,186
---------------------------------------------------------------------------------------------------
       Net investment income                           $  866,459      $  2,304,911    $  4,211,204
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 51

For the Six Months Ended 1/31/16

------------------------------------------------------------------------------------------------
                                                   Pioneer         Pioneer         Pioneer
                                                   Solutions -     Solutions -     Solutions -
                                                   Conservative    Balanced        Growth
                                                   Fund            Fund            Fund
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS,
SWAP CONTRACTS, WRITTEN OPTIONS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Underlying affiliated funds                    $     12,709    $    (299,605)  $      69,017
    Underlying unaffiliated funds                      (119,682)        (318,180)        118,724
    Capital gain on distributions from
      underlying affiliated funds                       473,874        2,028,445       6,330,453
    Capital gain on distributions from
      underlying unaffiliated funds                     108,842        1,017,609       1,062,119
    Futures contracts                                   (48,105)        (244,522)       (618,275)
    Swap contracts                                      (10,864)         (33,274)        (55,506)
    Written options                                      21,792           12,023        (354,759)
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                             208,719          628,626       1,120,130
------------------------------------------------------------------------------------------------
                                                   $    647,285    $   2,791,122   $   7,671,903
------------------------------------------------------------------------------------------------
   Change in net unrealized appreciation
     (depreciation) on:
     Underlying affiliated funds                   $ (3,129,083)   $ (13,851,670)  $ (29,195,421)
     Underlying unaffiliated funds                   (1,086,707)      (7,001,426)    (15,440,108)
     Futures contracts                                  (92,663)        (451,988)     (1,079,572)
     Swap contracts                                     (87,755)        (270,750)       (449,978)
     Written options                                    (39,127)         (95,305)       (284,291)
     Forward foreign currency contracts and
       other assets and liabilities denominated
       in foreign currencies                           (107,602)        (331,478)       (405,789)
------------------------------------------------------------------------------------------------
                                                   $ (4,542,937)   $ (22,002,617)  $ (46,855,159)
------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
    on investments, futures contracts,
    swap contracts, written options
    and foreign currency transactions              $ (3,895,652)   $ (19,211,495)  $ (39,183,256)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting
    from operations                                $ (3,029,193)   $ (16,906,584)  $ (34,972,052)
================================================================================================

The accompanying notes are an integral part of these financial statements.

52 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                             Pioneer Solutions -           Pioneer Solutions -
                                              Conservative Fund               Balanced Fund
                                        ---------------------------   ----------------------------
                                        Six Months                    Six Months
                                        Ended          Year           Ended           Year
                                        1/31/16        Ended          1/31/16         Ended
                                        (unaudited)    7/31/15        (unaudited)     7/31/15
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)            $    866,459   $  1,639,018   $   2,304,911   $  4,354,428
Net realized gain (loss) on
  investments,futures contracts,
  swap contracts, written options
  and foreign currency transactions          647,285      8,295,650       2,791,122     38,326,677
Change in net unrealized
  appreciation (depreciation) on
  investments, futures contracts,
  swap contracts, written options
  and foreign currency transactions       (4,542,937)    (8,650,584)   (22,002,617)    (35,781,107)
--------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
     assets resulting from
     operations                         $ (3,029,193)  $  1,284,084   $ (16,906,584)  $  6,899,998
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.29, $0.31, $0.27
     and $0.36, respectively)           $ (1,205,906)  $ (1,323,297)  $  (2,947,850)  $ (4,057,950)
  Class C ($0.20, $0.23, $0.19
     and $0.29, respectively)               (335,987)      (444,119)     (1,111,615)    (1,842,345)
  Class R* ($0.30, $0.00, $0.30
     and $0.00, respectively)                   (253)            --            (257)            --
  Class Y ($0.27, $0.34, $0.30
     and $0.40, respectively)                 (2,891)        (3,714)        (34,638)      (101,158)
Net realized gain:
  Class A ($1.13, $0.00, $0.86
     and $0.00, respectively)             (4,678,518)            --      (9,290,030)            --
  Class C ($1.13, $0.00, $0.86
     and $0.00, respectively)             (1,937,019)            --      (5,108,460)            --
  Class R* ($1.13, $0.00, $0.86
     and $0.00, respectively)                   (964)            --            (748)            --
  Class Y ($1.13, $0.00, $0.86
     and $0.00, respectively)                (11,928)            --         (99,468)            --
--------------------------------------------------------------------------------------------------
     Total distributions
       to shareowners                   $ (8,173,466)  $ (1,771,130)  $ (18,593,066)  $ (6,001,453)
--------------------------------------------------------------------------------------------------

*    Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 53

-----------------------------------------------------------------------------------------------
                                         Pioneer Solutions -            Pioneer Solutions -
                                         Conservative Fund                 Balanced Fund
                                    ----------------------------   ----------------------------
                                    Six Months                     Six Months
                                    Ended           Year           Ended           Year
                                    1/31/16         Ended          1/31/16         Ended
                                    (unaudited)     7/31/15        (unaudited)     7/31/15
-----------------------------------------------------------------------------------------------
FROM FUND SHARE
TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                $  6,597,510    $ 17,667,510   $  13,526,998   $ 55,416,356
Reinvestment of distributions          7,555,191       1,578,566      17,129,214      5,480,964
Cost of shares repurchased            (8,764,095)    (19,772,188)    (22,726,494)   (66,926,229)
-----------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting from
       Fund share transactions         5,388,606        (526,112)      7,929,718     (6,028,909)
-----------------------------------------------------------------------------------------------
     Net decrease in net assets     $ (5,814,053)   $ (1,013,158)  $ (27,569,932)  $ (5,130,364)
NET ASSETS:
Beginning of period                 $ 70,171,473    $ 71,184,631   $ 216,758,166   $221,888,530
-----------------------------------------------------------------------------------------------
End of period                       $ 64,357,420    $ 70,171,473   $ 189,188,234   $216,758,166
-----------------------------------------------------------------------------------------------
Undistributed (distributions in
  excess of) net investment
  income, end of period             $   (169,189)   $    509,389   $     168,761   $  1,958,210
===============================================================================================

The accompanying notes are an integral part of these financial statements.

54 Pioneer Solutions Funds | Semiannual Report | 1/31/16

-------------------------------------------------------------------------------------------------------
                                                                               Pioneer Solutions -
                                                                                   Growth Fund
                                                                          -----------------------------
                                                                          Six Months
                                                                          Ended           Year
                                                                          1/31/16         Ended
                                                                          (unaudited)     7/31/15
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                              $   4,211,204   $   6,042,740
Net realized gain (loss) on investments, futures contracts, swap
  contracts, written options and foreign currency transactions                7,671,903      79,996,222
Change in net unrealized appreciation (depreciation) on
  investments, futures contracts, swap contracts, written options
  and foreign currency transactions                                         (46,855,159)    (69,789,564)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from operations                                                    $ (34,972,052)  $  16,249,398
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.18 and $0.43, respectively)                                 $  (3,448,475)  $  (7,525,388)
  Class C ($0.09 and $0.29, respectively)                                      (630,057)     (1,855,255)
  Class R* ($0.21 and $0.00, respectively)                                         (150)             --
  Class Y ($0.21 and $0.49, respectively)                                       (21,522)        (44,315)
Net realized gain:
  Class A ($0.84 and $0.00, respectively)                                   (16,258,476)             --
  Class C ($0.84 and $0.00, respectively)                                    (5,798,035)             --
  Class R* ($0.84 and $0.00, respectively)                                         (610)             --
  Class Y ($0.84 and $0.00, respectively)                                       (88,090)             --
-------------------------------------------------------------------------------------------------------
       Total distributions to shareowners                                 $ (26,245,415)  $  (9,424,958)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange of shares                             $  19,588,948   $  96,987,598
Shares issued in reorganization                                                      --     128,735,046
Reinvestment of distributions                                                24,661,602       8,865,489
Cost of shares repurchased                                                  (29,679,791)   (112,416,920)
-------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from Fund
       share transactions                                                    14,570,759     122,171,213
-------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                 $ (46,646,708)  $ 128,995,653
NET ASSETS:
Beginning of period                                                       $ 367,978,610   $ 238,982,957
-------------------------------------------------------------------------------------------------------
End of period                                                             $ 321,331,902   $ 367,978,610
-------------------------------------------------------------------------------------------------------
Undistributed net investment income, end of period                        $     538,734   $     427,734
=======================================================================================================

*    Class R shares commenced operation on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 55

-----------------------------------------------------------------------------------------------
                                                 Pioneer Solutions - Conservative Fund
                                     ----------------------------------------------------------
                                     Six Months   Six Months
                                     Ended        Ended
                                     1/31/16      1/31/16            Year Ended    Year Ended
                                     Shares       Amount             7/31/15       7/31/15
                                     (unaudited)  (unaudited)        Shares        Amount
-----------------------------------------------------------------------------------------------
Class A
Shares sold                           302,072     $    3,363,077     1,031,082     $ 12,223,056
Reinvestment of distributions         563,053          5,658,689       108,783        1,262,977
Less shares repurchased              (322,733)        (3,561,571)     (956,434)     (11,307,540)
-----------------------------------------------------------------------------------------------
      Net increase                    542,392     $    5,460,195       183,431     $  2,178,493
===============================================================================================
Class B*
Shares sold or exchanged                   --     $           --         4,713     $     54,608
Reinvestment of distributions              --                 --            --               --
Less shares repurchased                    --                 --      (167,693)      (1,956,877)
-----------------------------------------------------------------------------------------------
      Net decrease                         --     $           --      (162,980)    $ (1,902,269)
===============================================================================================
Class C
Shares sold                           294,545     $    3,161,835       449,788     $  5,153,733
Reinvestment of distributions         193,437          1,886,011        27,838          314,573
Less shares repurchased              (466,527)        (5,070,136)     (552,635)      (6,340,742)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)          21,455     $      (22,290)      (75,009)    $   (872,436)
===============================================================================================
Class R**
Shares sold                                --     $           --           852     $     10,000
Reinvestment of distributions              --                 --            --               --
Less shares repurchased                    --                 --            --               --
-----------------------------------------------------------------------------------------------
      Net increase                         --     $           --           852     $     10,000
===============================================================================================
Class Y
Shares sold                             6,655     $       72,598        20,095     $    226,113
Reinvestment of distributions           1,105             10,491            92            1,016
Less shares repurchased               (12,074)          (132,388)      (14,868)        (167,029)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)          (4,314)    $      (49,299)        5,319     $     60,100
===============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

56 Pioneer Solutions Funds | Semiannual Report | 1/31/16

-----------------------------------------------------------------------------------------------
                                                  Pioneer Solutions - Balanced Fund
                                    -----------------------------------------------------------
                                    Six Months   Six Months
                                    Ended        Ended
                                    1/31/16      1/31/16             Year Ended    Year Ended
                                    Shares       Amount              7/31/15       7/31/15
                                    (unaudited)  (unaudited)         Shares        Amount
-----------------------------------------------------------------------------------------------
Class A
Shares sold                           511,062    $     6,120,233      2,760,903    $ 35,328,996
Reinvestment of distributions       1,084,309         12,068,333        321,862       4,007,203
Less shares repurchased              (869,856)       (10,402,620)    (2,790,215)    (35,605,966)
-----------------------------------------------------------------------------------------------
      Net increase                    725,515    $     7,785,946        292,550    $  3,730,233
===============================================================================================
Class B*
Shares sold or exchanged                   --    $            --          4,580    $     57,272
Reinvestment of distributions              --                 --             --              --
Less shares repurchased                    --                 --       (552,570)     (6,850,527)
-----------------------------------------------------------------------------------------------
      Net decrease                         --    $            --       (547,990)   $ (6,793,255)
===============================================================================================
Class C
Shares sold                           631,219    $     6,842,847      1,593,895    $ 18,785,422
Reinvestment of distributions         481,229          4,947,037        120,194       1,391,842
Less shares repurchased            (1,096,009)       (12,005,973)    (1,782,588)    (21,049,291)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)          16,439    $      (216,089)       (68,499)   $   (872,027)
===============================================================================================
Class R**
Shares sold                                81    $         1,000            785    $     10,000
Reinvestment of distributions               9                 95             --              --
Less shares repurchased                    --                 --             --              --
-----------------------------------------------------------------------------------------------
      Net increase                         90    $         1,095            785    $     10,000
===============================================================================================
Class Y
Shares sold                            44,963    $       562,918         95,503    $  1,234,666
Reinvestment of distributions          10,102            113,749          6,507          81,919
Less shares repurchased               (26,546)          (317,901)      (263,563)     (3,420,445)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)          28,519    $       358,766       (161,553)   $ (2,103,860)
===============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 57

-----------------------------------------------------------------------------------------------
                                                  Pioneer Solutions - Growth Fund
                                    -----------------------------------------------------------
                                    Six Months    Six Months
                                    Ended         Ended
                                    1/31/16       1/31/16            Year Ended   Year Ended
                                    Shares        Amount             7/31/15      7/31/15
                                    (unaudited)   (unaudited)        Shares       Amount
-----------------------------------------------------------------------------------------------
Class A
Shares sold                            767,622    $     9,881,519     5,098,015   $  70,468,710
Shares issued in reorganization             --                 --     7,751,322     105,417,866
Reinvestment of distributions        1,606,991         19,605,237       557,018       7,471,054
Less shares repurchased             (1,319,283)       (16,990,822)   (5,639,566)    (77,819,585)
-----------------------------------------------------------------------------------------------
      Net increase                   1,055,330    $    12,495,934     7,766,789   $ 105,538,045
===============================================================================================
Class B*
Shares sold or exchanged                    --    $            --         4,535   $      55,320
Shares issued in reorganization             --                 --            --              --
Reinvestment of distributions               --                 --            --              --
Less shares repurchased                     --                 --      (935,783)    (11,405,246)
-----------------------------------------------------------------------------------------------
      Net decrease                          --    $            --      (931,248)  $ (11,349,926)
===============================================================================================
Class C
Shares sold                            786,745    $     9,418,368     1,970,853   $  25,551,053
Shares issued in reorganization             --                 --     1,784,198      22,944,724
Reinvestment of distributions          431,212          4,971,919       108,063       1,373,821
Less shares repurchased             (1,034,917)       (12,324,124)   (1,719,846)    (22,406,111)
-----------------------------------------------------------------------------------------------
      Net increase                     183,040    $     2,066,163     2,143,268   $  27,463,487
===============================================================================================
Class R**
Shares sold                                 --    $            --           725   $      10,000
Shares issued in reorganization             --                 --            --              --
Reinvestment of distributions               --                 --            --              --
Less shares repurchased                     --                 --            --              --
-----------------------------------------------------------------------------------------------
      Net increase                          --    $            --           725   $      10,000
===============================================================================================
Class Y
Shares sold                             21,400    $       289,061        63,929   $     902,515
Shares issued in reorganization             --                 --        26,873         372,456
Reinvestment of distributions            6,788             84,446         1,508          20,614
Less shares repurchased                (27,197)          (364,845)      (56,328)       (785,978)
-----------------------------------------------------------------------------------------------
      Net increase                         991    $         8,662        35,982   $     509,607
===============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

58 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                                          Pioneer Solutions - Conservative Fund
                                                               ------------------------------------------------------------
                                                               Six Months
                                                               Ended       Year      Year      Year      Year      Year
                                                               1/31/16     Ended     Ended     Ended     Ended     Ended
                                                               (unaudited) 7/31/15   7/31/14   7/31/13   7/31/12   7/31/11
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $ 11.78     $ 11.86   $ 11.42   $ 10.73   $ 10.85   $ 10.19
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.16     $  0.30   $  0.25   $  0.28   $  0.28   $  0.26
   Net realized and unrealized gain (loss) on investments        (0.64)      (0.07)     0.55      0.64     (0.09)     0.65
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $ (0.48)    $  0.23   $  0.80   $  0.92   $  0.19   $  0.91
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.29)    $ (0.31)  $ (0.36)  $ (0.23)  $ (0.31)  $ (0.25)
   Net realized gain                                             (1.13)         --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (1.42)    $ (0.31)  $ (0.36)  $ (0.23)  $ (0.31)  $ (0.25)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (1.90)    $ (0.08)  $  0.44   $  0.69   $ (0.12)  $  0.66
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  9.88     $ 11.78   $ 11.86   $ 11.42   $ 10.73   $ 10.85
===========================================================================================================================
Total return*                                                    (4.25)%      2.01%     7.10%     8.72%     1.85%     9.04%
Ratio of net expenses to average net assets+                      0.70%**     0.71%     0.76%     0.77%     0.78%     0.78%
Ratio of net investment income to average net assets+             2.78%**     2.53%     2.15%     2.51%     2.69%     2.47%
Portfolio turnover rate                                              6%**      108%       12%       17%       20%       15%
Net assets, end of period (in thousands)                       $46,193     $48,721   $46,873   $44,239   $42,613   $42,882
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                             0.80%**     0.79%     0.76%     0.77%     0.82%     0.80%
   Net investment income to average net assets                    2.68%**     2.45%     2.15%     2.51%     2.65%     2.45%
===========================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 59

--------------------------------------------------------------------------------------------------------------------------
                                                                          Pioneer Solutions - Conservative Fund
                                                              ------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year      Year      Year      Year      Year
                                                              1/31/16     Ended     Ended     Ended     Ended     Ended
                                                              (unaudited) 7/31/15   7/31/14   7/31/13   7/31/12   7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 11.41     $ 11.51   $ 11.09   $ 10.44   $ 10.56   $  9.96
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.11     $  0.19   $  0.16   $  0.18   $  0.20   $  0.18
   Net realized and unrealized gain (loss) on investments       (0.61)      (0.06)     0.54      0.63     (0.09)     0.63
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.50)    $  0.13   $  0.70   $  0.81   $  0.11   $  0.81
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.20)    $ (0.23)  $ (0.28)  $ (0.16)  $ (0.23)  $ (0.21)
   Net realized gain                                            (1.13)         --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (1.33)    $ (0.23)  $ (0.28)  $ (0.16)  $ (0.23)  $ (0.21)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (1.83)    $ (0.10)  $  0.42   $  0.65   $ (0.12)  $  0.60
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.58     $ 11.41   $ 11.51   $ 11.09   $ 10.44   $ 10.56
==========================================================================================================================
Total return*                                                   (4.60)%      1.15%     6.42%     7.83%     1.16%     8.18%
Ratio of net expenses to average net assets+                     1.45%**     1.45%     1.49%     1.51%     1.56%     1.55%
Ratio of net investment income to average net assets+            1.98%**     1.69%     1.40%     1.70%     1.91%     1.71%
Portfolio turnover rate                                             6%**      108%       12%       17%       20%       15%
Net assets, end of period (in thousands)                      $18,045     $21,260   $22,290   $20,542   $16,257   $15,068
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                            1.53%**     1.53%     1.49%     1.51%     1.56%     1.55%
   Net investment income to average net assets                   1.90%**     1.61%     1.40%     1.70%     1.91%     1.71%
==========================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

60 Pioneer Solutions Funds | Semiannual Report | 1/31/16

--------------------------------------------------------------------------------------------
                                                                    Pioneer Solutions -
                                                                     Conservative Fund
                                                               -----------------------------
                                                               Six Months
                                                               Ended
                                                               1/31/16         7/1/15 to
                                                               (unaudited)     7/31/15
--------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                           $ 11.78         $   11.74
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                    $  0.15         $    0.02
  Net realized and unrealized gain (loss) on investments         (0.64)             0.02
--------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $ (0.49)        $    0.04
--------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                        $ (0.30)        $      --
  Net realized gain                                              (1.13)        $      --
--------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (1.43)        $      --
--------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (1.92)        $    0.04
--------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  9.86         $   11.78
============================================================================================
Total return*                                                    (4.38)%            0.34%**
Ratio of net expenses to average net assets+                      0.90%***          0.93%***
Ratio of net investment income to average net assets+             2.63%***          1.58%***
Portfolio turnover rate                                              6%***           108%
Net assets, end of period (in thousands)                       $     8         $      10
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction for
  fees paid indirectly:
  Net expenses to average net assets                              0.92%***          1.41%***
  Net investment income to average net assets                     2.61%***          1.10%***
============================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not Annualized.

***  Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 61

--------------------------------------------------------------------------------------------------------------------------
                                                                          Pioneer Solutions - Conservative Fund
                                                              ------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year      Year      Year      Year      Year
                                                              1/31/16     Ended     Ended     Ended     Ended     Ended
                                                              (unaudited) 7/31/15   7/31/14   7/31/13   7/31/12   7/31/11
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 11.18     $ 11.32   $ 10.86   $ 10.21   $ 10.41   $  9.79
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.13     $  0.21   $  0.24   $  0.20   $  0.13   $  0.24
   Net realized and unrealized gain (loss) on investments       (0.59)      (0.01)     0.49      0.61     (0.10)     0.65
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.46)    $  0.20   $  0.73   $  0.81   $  0.03   $  0.89
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.27)    $ (0.34)  $ (0.27)  $ (0.16)  $ (0.23)  $ (0.27)
   Net realized gain                                            (1.13)         --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (1.40)    $ (0.34)  $ (0.27)  $ (0.16)  $ (0.23)  $ (0.27)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (1.86)    $ (0.14)  $  0.46   $  0.65   $ (0.20)  $  0.62
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.32     $ 11.18   $ 11.32   $ 10.86   $ 10.21   $ 10.41
==========================================================================================================================
Total return*                                                   (4.29)%      1.81%     6.83%     8.00%     0.34%     9.18%
Ratio of net expenses to average net assets+                     0.65%**     0.98%     0.98%     1.43%     2.26%     0.82%
Ratio of net investment income to average net assets+            2.39%**     1.84%     2.13%     1.88%     1.28%     2.36%
Portfolio turnover rate                                             6%**      108%       12%       17%       20%       15%
Net assets, end of period (in thousands)                      $   111     $   181   $   123   $   141   $    65   $    72
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                            0.84%**     0.98%     0.98%     1.43%     2.26%     0.82%
   Net investment income to average net assets                   2.20%**     1.84%     2.13%     1.88%     1.28%     2.36%
==========================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

62 Pioneer Solutions Funds | Semiannual Report | 1/31/16

---------------------------------------------------------------------------------------------------------------------------------
                                                                              Pioneer Solutions - Balanced Fund
                                                              -------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year       Year       Year        Year
                                                              1/31/16      Ended      Ended      Ended      Ended       Ended
                                                              (unaudited)  7/31/15    7/31/14    7/31/13    7/31/12     7/31/11
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $  12.78     $  12.73   $  11.72   $  10.46   $  10.74    $   9.68
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $   0.15     $   0.29   $   0.19   $   0.21   $   0.18    $   0.17
   Net realized and unrealized gain (loss) on investments        (1.12)        0.12       1.03       1.27      (0.22)       1.07
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  (0.97)    $   0.41   $   1.22   $   1.48   $  (0.04)   $   1.24
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $  (0.27)    $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)   $  (0.18)
   Net realized gain                                          $  (0.86)          --         --         --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $  (1.13)    $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)   $  (0.18)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  (2.10)    $   0.05   $   1.01   $   1.26   $  (0.28)   $   1.06
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.68     $  12.78   $  12.73   $  11.72   $  10.46    $  10.74
=================================================================================================================================
Total return*                                                    (7.89)%       3.33%     10.48%     14.32%     (0.27)%     12.91%
Ratio of net expenses to average net assets+                      0.64%**      0.66%      0.64%      0.66%      0.72%       0.71%
Ratio of net investment income to average net assets+             2.51%**      2.25%      1.57%      1.85%      1.75%       1.59%
Portfolio turnover rate                                              7%**        89%        10%         9%         9%         14%
Net assets, end of period (in thousands)                      $125,496     $140,863   $136,511   $128,425   $118,833    $132,166
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                             0.64%**      0.66%      0.64%      0.66%      0.72%       0.71%
   Net investment income to average net assets                    2.51%**      2.25%      1.57%      1.85%      1.75%       1.59%
=================================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 63

---------------------------------------------------------------------------------------------------------------------------
                                                                           Pioneer Solutions - Balanced Fund
                                                              -------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year      Year      Year      Year       Year
                                                              1/31/16     Ended     Ended     Ended     Ended      Ended
                                                              (unaudited) 7/31/15   7/31/14   7/31/13   7/31/12    7/31/11
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 11.84     $ 11.82   $ 10.92   $  9.77   $ 10.07    $  9.10
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.10     $  0.17   $  0.09   $  0.12   $  0.10    $  0.09
   Net realized and unrealized gain (loss) on investments       (1.03)       0.14      0.96      1.19     (0.22)      1.01
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.93)    $  0.31   $  1.05   $  1.31   $ (0.12)   $  1.10
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.19)    $ (0.29)  $ (0.15)  $ (0.16)  $ (0.18)   $ (0.13)
   Net realized gain                                            (0.86)         --        --        --        --         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (1.05)    $ (0.29)  $ (0.15)  $ (0.16)  $ (0.18)   $ (0.13)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (1.98)    $  0.02   $  0.90   $  1.15   $ (0.30)   $  0.97
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.86     $ 11.84   $ 11.82   $ 10.92   $  9.77    $ 10.07
===========================================================================================================================
Total return*                                                   (8.21)%      2.64%     9.70%    13.56%    (1.08)%    12.12%
Ratio of net expenses to average net assets+                     1.33%**     1.35%     1.33%     1.34%     1.41%      1.40%
Ratio of net investment income to average net assets+            1.77%**     1.44%     0.81%     1.15%     1.06%      0.89%
Portfolio turnover rate                                             7%**       89%       10%        9%        9%        14%
Net assets, end of period (in thousands)                      $62,400     $74,720   $75,377   $64,989   $53,594    $52,059
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                            1.33%**     1.35%     1.33%     1.34%     1.41%      1.40%
   Net investment income to average net assets                   1.77%**     1.44%     0.81%     1.15%     1.06%      0.89%
===========================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

64 Pioneer Solutions Funds | Semiannual Report | 1/31/16

--------------------------------------------------------------------------------------------
                                                                    Pioneer Solutions -
                                                                       Balanced Fund
                                                               -----------------------------
                                                               Six Months
                                                               Ended
                                                               1/31/16         7/1/15 to
                                                               (unaudited)     7/31/15
--------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                           $ 12.78         $   12.74
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                    $  0.15         $    0.01
  Net realized and unrealized gain (loss) on investments         (1.11)             0.03
--------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $ (0.96)        $    0.04
--------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                        $ (0.30)        $      --
  Net realized gain                                              (0.86)               --
--------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (1.16)        $      --
--------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (2.12)        $    0.04
--------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.66         $   12.78
============================================================================================
Total return*                                                    (7.88)%            0.31%**
Ratio of net expenses to average net assets+                      0.72%***          0.93%***
Ratio of net investment income to average net assets+             2.47%***          0.66%***
Portfolio turnover rate                                              7%***            89%
Net assets, end of period (in thousands)                       $     9         $      10
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Net expenses to average net assets                              0.72%***          1.00%***
  Net investment income to average net assets                     2.47%***          0.58%***
============================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not Annualized.

***  Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 65

-----------------------------------------------------------------------------------------------------------------------------
                                                                            Pioneer Solutions - Balanced Fund
                                                              ---------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year      Year      Year      Year         Year
                                                              1/31/16     Ended     Ended     Ended     Ended        Ended
                                                              (unaudited) 7/31/15   7/31/14   7/31/13   7/31/12      7/31/11
-----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 12.94     $ 12.88   $ 11.86   $ 10.58   $ 10.88      $  9.80
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.18     $  0.37   $  0.23   $  0.25   $  0.22      $  0.21
   Net realized and unrealized gain (loss) on investments       (1.14)       0.09      1.03      1.28     (0.23)        1.09
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.96)    $  0.46   $  1.26   $  1.53   $ (0.01)     $  1.30
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.30)    $ (0.40)  $ (0.24)  $ (0.25)  $ (0.29)     $ (0.22)
   Net realized gain                                            (0.86)         --        --        --        --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (1.16)    $ (0.40)  $ (0.24)  $ (0.25)  $ (0.29)     $ (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (2.12)    $  0.06   $  1.02   $  1.28   $ (0.30)     $  1.08
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.82     $ 12.94   $ 12.88   $ 11.86   $ 10.58      $ 10.88
=============================================================================================================================
Total return*                                                   (7.74)%      3.63%    10.68%    14.68%     0.00%(b)    13.37%
Ratio of net expenses to average net assets+                     0.32%**     0.36%     0.40%     0.36%     0.38%        0.32%
Ratio of net investment income to average net assets+            2.93%**     2.92%     1.88%     2.26%     2.14%        2.00%
Portfolio turnover rate                                             7%**       89%       10%        9%        9%          14%
Net assets, end of period (in thousands)                      $ 1,283     $ 1,165   $ 3,239   $ 4,134   $ 5,208      $ 8,069
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                            0.32%**     0.36%     0.40%     0.36%     0.38%        0.32%
   Net investment income to average net assets                   2.93%**     2.92%     1.88%     2.26%     2.14%        2.00%
=============================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

(b)  Amount rounds to less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

66 Pioneer Solutions Funds | Semiannual Report | 1/31/16

---------------------------------------------------------------------------------------------------------------------------------
                                                                               Pioneer Solutions - Growth Fund
                                                              -------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year       Year       Year        Year
                                                              1/31/16      Ended      Ended      Ended      Ended       Ended
                                                              (unaudited)  7/31/15    7/31/14    7/31/13    7/31/12     7/31/11
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $  13.84     $  13.60   $  12.32   $  10.75   $  11.09    $   9.77
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $   0.17     $   0.29   $   0.16   $   0.17   $   0.14    $   0.12
   Net realized and unrealized gain (loss) on investments        (1.44)        0.38       1.31       1.57      (0.29)       1.33
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  (1.27)    $   0.67   $   1.47   $   1.74   $  (0.15)   $   1.45
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $  (0.18)    $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)   $  (0.13)
   Net realized gain                                             (0.84)          --         --         --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $  (1.02)    $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)   $  (0.13)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  (2.29)    $   0.24   $   1.28   $   1.57   $  (0.34)   $   1.32
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  11.55     $  13.84   $  13.60   $  12.32   $  10.75    $  11.09
=================================================================================================================================
Total return*                                                    (9.57)%       5.08%     11.96%     16.40%     (1.31)%     14.85%
Ratio of net expenses to average net assets+                      0.64%**      0.69%      0.68%      0.69%      0.76%       0.76%
Ratio of net investment income to average net assets+             2.62%**      2.15%      1.24%      1.50%      1.29%       1.11%
Portfolio turnover rate                                              3%**        98%         8%         6%         7%         12%
Net assets, end of period (in thousands)                      $240,731     $273,763   $163,349   $149,586   $134,988    $140,979
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                             0.64%**      0.69%      0.68%      0.69%      0.76%       0.76%
   Net investment income to average net assets                    2.62%**      2.15%      1.24%      1.50%      1.29%       1.11%
=================================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 67

---------------------------------------------------------------------------------------------------------------------------
                                                                             Pioneer Solutions - Growth Fund
                                                              -------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year      Year      Year      Year       Year
                                                              1/31/16     Ended     Ended     Ended     Ended      Ended
                                                              (unaudited) 7/31/15   7/31/14   7/31/13   7/31/12    7/31/11
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 13.08     $ 12.82   $ 11.65   $ 10.18   $ 10.50    $  9.26
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.12     $  0.12   $  0.06   $  0.09   $  0.06    $  0.04
   Net realized and unrealized gain (loss) on investments       (1.36)       0.43      1.23      1.48     (0.27)      1.26
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (1.24)    $  0.55   $  1.29   $  1.57   $ (0.21)   $  1.30
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.09)    $ (0.29)  $ (0.12)  $ (0.10)  $ (0.11)   $ (0.06)
   Net realized gain                                            (0.84)         --        --        --        --         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.93)    $ (0.29)  $ (0.12)  $ (0.10)  $ (0.11)   $ (0.06)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (2.17)    $  0.26   $  1.17   $  1.47   $ (0.32)   $  1.24
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.91     $ 13.08   $ 12.82   $ 11.65   $ 10.18    $ 10.50
===========================================================================================================================
Total return*                                                   (9.84)%      4.36%    11.09%    15.58%    (1.91)%    14.10%
Ratio of net expenses to average net assets+                     1.34%**     1.38%     1.37%     1.40%     1.46%      1.46%
Ratio of net investment income to average net assets+            1.89%**     0.95%     0.46%     0.78%     0.59%      0.40%
Portfolio turnover rate                                             3%**       98%        8%        6%        7%        12%
Net assets, end of period (in thousands)                      $79,280     $92,650   $63,333   $53,032   $45,570    $48,586
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                            1.34%**     1.38%     1.37%     1.40%     1.46%      1.46%
   Net investment income to average net assets                   1.89%**     0.95%     0.46%     0.78%     0.59%      0.40%
===========================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

68 Pioneer Solutions Funds | Semiannual Report | 1/31/16

-------------------------------------------------------------------------------------------
                                                                   Pioneer Solutions -
                                                                      Balanced Fund
                                                              -----------------------------
                                                              Six Months
                                                              Ended
                                                              1/31/16        7/1/15 to
                                                              (unaudited)    7/31/15
-------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                          $ 13.84        $   13.78
-------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                   $  0.17        $   (0.00)(b)
  Net realized and unrealized gain (loss) on investments        (1.44)            0.06
-------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (1.27)       $    0.06
-------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                       $ (0.21)       $      --
  Net realized gain                                             (0.84)              --
-------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (1.05)       $      --
-------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (2.32)       $    0.06
-------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.52        $   13.84
===========================================================================================
Total return*                                                   (9.59)%           0.44%**
Ratio of net expenses to average net assets+                     0.70%***         0.89%***
Ratio of net investment income to average net assets+            2.67%***        (0.38)%***
Portfolio turnover rate                                             3%***           98%
Net assets, end of period (in thousands)                      $     8        $      10
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Net expenses to average net assets                             0.70%***         0.89%***
  Net investment income to average net assets                    2.67%***        (0.38)%***
===========================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

(b)  Amount rounds to greater than $(0.005) per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not Annualized.

***  Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 69

---------------------------------------------------------------------------------------------------------------------------
                                                                             Pioneer Solutions - Growth Fund
                                                              -------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year      Year      Year      Year       Year
                                                              1/31/16     Ended     Ended     Ended     Ended      Ended
                                                              (unaudited) 7/31/15   7/31/14   7/31/13   7/31/12    7/31/11
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 14.11     $ 13.88   $ 12.56   $ 10.95   $ 11.45    $ 10.07
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.18     $  0.26   $  0.28   $  0.20   $  0.17    $  0.17
   Net realized and unrealized gain (loss) on investments       (1.45)       0.46      1.25      1.61     (0.44)      1.37
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (1.27)    $  0.72   $  1.53   $  1.81   $ (0.27)   $  1.54
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.21)    $ (0.49)  $ (0.21)  $ (0.20)  $ (0.23)   $ (0.16)
   Net realized gain                                            (0.84)         --        --        --        --         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (1.05)    $ (0.49)  $ (0.21)  $ (0.20)  $ (0.23)   $ (0.16)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (2.32)    $  0.23   $  1.32   $  1.61   $ (0.50)   $  1.38
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.79     $ 14.11   $ 13.88   $ 12.56   $ 10.95    $ 11.45
===========================================================================================================================
Total return*                                                   (9.41)%      5.30%    12.25%    16.70%    (2.28)%    15.39%
Ratio of net expenses to average net assets+                     0.37%**     0.47%     0.40%     0.44%     0.50%      0.36%
Ratio of net investment income to average net assets+            2.78%**     1.87%     2.10%     1.71%     1.60%      1.58%
Portfolio turnover rate                                             3%**       98%        8%        6%        7%        12%
Net assets, end of period (in thousands)                      $ 1,312     $ 1,556   $ 1,031   $ 1,314   $ 2,012    $ 1,947
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                            0.37%**     0.47%     0.40%     0.44%     0.50%      0.36%
   Net investment income to average net assets                   2.78%**     1.87%     2.10%     1.71%     1.60%      1.58%
===========================================================================================================================

(a) The per share data above is based on the average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

70 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Notes to Financial Statements | 1/31/16 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Asset Allocation Trust (formerly known as Pioneer Ibbotson Asset Allocation Series) (the "Trust") is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of three separate funds (each, a "Fund," and collectively, the "Funds"), each issuing four classes of shares as follows:

Pioneer Solutions - Conservative Fund (formerly Pioneer Ibbotson Conservative Allocation Fund) ("Conservative Fund")

Pioneer Solutions - Growth Fund (formerly Pioneer Ibbotson Growth Allocation
Fund) ("Growth Fund")

Pioneer Solutions - Balanced Fund (formerly Pioneer Ibbotson Moderate Allocation
Fund) ("Balanced Fund").

The investment objective of each of the Conservative Fund, the Growth Fund and the Balanced Fund is to seek long-term capital growth and current income.

Each Fund is a "fund of funds." Each Fund seeks to achieve its investment objective by investing primarily in other funds ("underlying funds"). Each Fund may also invest directly in securities and use derivatives. Each Fund invests mainly in funds managed by Pioneer Investment Management, Inc. (PIM). Each Fund may also invest in unaffiliated mutual funds or exchange-traded funds (ETFs). The Funds indirectly pay a portion of the expenses incurred by underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the applicable underlying funds.

Each Fund offers four classes of shares designated as Class A, Class C, Class R and Class Y shares. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Class R shares for each fund commenced operations on July 1, 2015. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 71 voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Funds are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.

     Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealer association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

72 Pioneer Solutions Funds | Semiannual Report | 1/31/16

     Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

     Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter ("OTC") options and options on swaps ("swaptions") are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At January 31, 2016, the Funds held no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 73

B.   Investment Income and Transactions

     Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Funds may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Funds' financial statements. The Funds record realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

E.   Federal Income Taxes

     It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

74 Pioneer Solutions Funds | Semiannual Report | 1/31/16

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2015 was as follows:

     ---------------------------------------------------------------------------
                                                                      2015
     ---------------------------------------------------------------------------
     Conservative Fund
     Distributions paid from:
     Ordinary income                                                  $1,771,130
     ---------------------------------------------------------------------------
       Total                                                          $1,771,130
     ===========================================================================
     Balanced Fund
     Distributions paid from:
     Ordinary income                                                  $6,001,453
     ---------------------------------------------------------------------------
       Total                                                          $6,001,453
     ===========================================================================
     Growth Fund
     Distributions paid from:
     Ordinary income                                                  $9,424,958
     ---------------------------------------------------------------------------
       Total                                                          $9,424,958
     ===========================================================================

     The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2015:

     ------------------------------------------------------------------------------
                                Conservative Fund   Balanced Fund       Growth Fund
     ------------------------------------------------------------------------------
     Undistributed ordinary
      income                    $  599,190          $ 2,232,856         $   740,515
     Undistributed long-term
      capital gains              6,622,753           14,493,043          22,130,952
     Unrealized appreciation/
      depreciation                 479,067            9,963,474          30,598,001
     ------------------------------------------------------------------------------
      Total                     $7,701,010          $26,689,373         $53,469,468
     ==============================================================================

     The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

F.   Fund Shares

     The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2016:

     ---------------------------------------------------------------------------
     Fund                                                                Amount
     ---------------------------------------------------------------------------
     Conservative Fund                                                   $ 6,706
     Balanced Fund                                                        16,282
     Growth Fund                                                          37,325

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 75

G.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Funds' transfer agent, for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
     Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

H.   Risks

     Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Funds' principal risks. Please refer to that document when considering the Funds' principal risks.

I.   Futures Contracts

     The Funds may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Funds are traded on a futures exchange. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange.

     The amount of cash deposited with the broker as collateral at January 31, 2016, and is included in "Restricted Cash" in the Statement of Assets and Liabilities, was as follows:

     ---------------------------------------------------------------------------
                                           Conservative    Balanced   Growth
                                           Fund            Fund       Fund
     ---------------------------------------------------------------------------
     Futures Collateral                    $212,541        $730,026   $1,507,132

     Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds, depending on the daily fluctuation in the value of the contracts, and are recorded by the Funds as unrealized appreciation or

76 Pioneer Solutions Funds | Semiannual Report | 1/31/16 depreciation. When the contract is closed, the Funds realize a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. The use of futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the six months ended January 31, 2016, was as follows:

     ---------------------------------------------------------------------------
                                    Conservative    Balanced          Growth
                                    Fund            Fund              Fund
     ---------------------------------------------------------------------------
                                    $(1,038,215)    $(1,379,948)      $(733,023)

     At January 31, 2016, open futures contracts were as follows:

     Pioneer Solutions - Conservative Fund

     ---------------------------------------------------------------------------------------------
                                         Number of                                  Unrealized
                                         Contracts    Settlement                    Appreciation
     Type                  Counterparty  Long/(Short) Month        Value            (Depreciation)
     ---------------------------------------------------------------------------------------------
     Euro Stoxx Banks      UBS AG        80           3/16         $    457,459     $(82,870)
     FTSE 100              UBS AG         4           3/16              342,207        4,842
     FTSE/JSE Top 40       UBS AG        (4)          3/16             (111,358)        (256)
     MINI MSCI
        Emerging Markets   UBS AG       (25)          3/16             (934,750)      14,500
     MSCI Asia
        Pacific PC EX      UBS AG        (8)          3/16             (259,453)      10,460
     MSCI Energy Index     UBS AG        (3)          3/16              (73,308)      (2,270)
     Nikkei 225 (SGX)      UBS AG         8           3/16              584,596      (56,329)
     Stoxx 600 INSU        UBS AG       (44)          3/16             (613,519)      45,794
     Swiss Market Index    UBS AG        (4)          3/16             (320,094)       7,887
     U.S. 10 Year Note     UBS AG       (16)          3/16           (2,073,250)     (27,667)
     ---------------------------------------------------------------------------------------------
     Total                                                         $ (3,001,470)    $(85,909)
     =============================================================================================

     Pioneer Solutions - Balanced Fund

     ---------------------------------------------------------------------------------------------
                                        Number of                                   Unrealized
                                        Contracts    Settlement                     Appreciation
     Type                  Counterparty Long/(Short) Month        Value             (Depreciation)
     ---------------------------------------------------------------------------------------------
     Euro Stoxx Banks      UBS AG       248          3/16         $ 1,418,123       $(256,899)
     FTSE 100              UBS AG        11          3/16             941,069          13,316
     FTSE/JSE Top 40       UBS AG       (12)         3/16            (334,075)           (767)
     MINI MSCI
        Emerging Markets   UBS AG       (76)         3/16          (2,841,639)         44,080
     MSCI Asia
        Pacific PC EX      UBS AG       (23)         3/16            (745,927)         30,073
     MSCI Energy Index     UBS AG        (9)         3/16            (219,925)         (6,809)
     Nikkei 225 (SGX)      UBS AG        47          3/16           3,434,503        (330,931)
     Stoxx 600 INSU        UBS AG      (137)         3/16          (1,910,277)        142,584
     Swiss Market Index    UBS AG       (11)         3/16            (880,258)         21,690
     U.S. 10 Year Note     UBS AG       (48)         3/16          (6,219,749)        (83,002)
     ---------------------------------------------------------------------------------------------
     Total                                                        $(7,358,155)      $(426,665)
     =============================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 77

     Pioneer Solutions - Growth Fund

     -------------------------------------------------------------------------------------------
                                        Number of                                 Unrealized
                                        Contracts    Settlement                   Appreciation
     Type                  Counterparty Long/(Short) Month        Value           (Depreciation)
     -------------------------------------------------------------------------------------------
     E-Mini S&P 500        UBS AG       (17)         3/16         $ (1,640,585)   $   (10,743)
     Euro Stoxx Banks      UBS AG       425          3/16            2,430,252       (440,250)
     FTSE 100              UBS AG        18          3/16            1,539,930         21,790
     FTSE/JSE Top 40       UBS AG       (20)         3/16             (556,791)        (1,278)
     MINI MSCI
        Emerging Markets   UBS AG      (127)         3/16           (4,748,530)        73,660
     MSCI Asia
        Pacific PC EX      UBS AG       (39)         3/16           (1,264,832)        50,993
     MSCI Energy Index     UBS AG       (15)         3/16             (366,542)       (11,349)
     Nikkei 225 (SGX)      UBS AG       123          3/16            8,988,168       (866,055)
     Stoxx 600 INSU        UBS AG      (234)         3/16           (3,262,808)       243,538
     Swiss Market Index    UBS AG       (19)         3/16           (1,520,445)        37,464
     U.S. 10 Year Note     UBS AG       (81)         3/16          (10,495,828)      (140,065)
     -------------------------------------------------------------------------------------------
     Total                                                        $(10,898,011)   $(1,042,295)
     ===========================================================================================

J.   Option Writing

     The Funds may write put and covered call options to seek to increase total return. When an option is written, the Funds receive a premium and become obligated to purchase or sell the underlying security at a fixed price upon the exercise of the option. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

     Written call and put option contracts outstanding at period end are listed at the end of each Fund's Schedule of Investments. The average value of written option contracts open during the six months ended January 31, 2016 was as follows:

     ---------------------------------------------------------------------------
                                      Conservative    Balanced        Growth
                                      Fund            Fund            Fund
     ---------------------------------------------------------------------------
                                      $(25,303)       $(114,804)      $(411,629)

78 Pioneer Solutions Funds | Semiannual Report | 1/31/16

     Transactions in written options for the six months ended January 31, 2016 are summarized as follows:

     Pioneer Solutions - Conservative Fund

     --------------------------------------------------------------------------
                                                      Number of       Premium
                                                      Contracts       Received
     --------------------------------------------------------------------------
     Options open at beginning of period                (19)          $ (93,203)
     Options opened                                    (104)            (35,590)
     Options exercised                                   --                  --
     Options closed                                     111              96,957
     Options expired                                     --                  --
     --------------------------------------------------------------------------
     Options open at end of period                      (12)          $ (31,836)

     Pioneer Solutions - Balanced Fund

     ---------------------------------------------------------------------------
                                                       Number of       Premium
                                                       Contracts       Received
     ---------------------------------------------------------------------------
     Options open at beginning of period                 (77)          $(321,168)
     Options opened                                     (442)           (161,707)
     Options exercised                                    --                  --
     Options closed                                      464             336,962
     Options expired                                      --                  --
     ---------------------------------------------------------------------------
     Options open at end of period                       (55)          $(145,913)

     Pioneer Solutions - Growth Fund

     ---------------------------------------------------------------------------
                                                      Number of       Premium
                                                      Contracts       Received
     ---------------------------------------------------------------------------
     Options open at beginning of period                (318)         $ (741,855)
     Options opened                                   (1,133)           (147,897)
     Options exercised                                    --                  --
     Options closed                                    1,264             780,463
     Options expired                                     187             109,289
     ---------------------------------------------------------------------------
     Options open at end of period                        --          $       --

K.   Purchased Options

     The Funds may purchase put and call options to seek increased total return. Purchased call and put options entitle the Funds to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized gains or losses are recorded in the Funds' financial statements. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statements of Operations.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 79

     Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.

     Purchased option contracts outstanding at period end are listed at the end of each Fund's Schedule of Investments. The average value of purchased options open during the six months ended January 31, 2016 was as follows:

     ---------------------------------------------------------------------------
                                           Conservative      Balanced   Growth
                                           Fund              Fund       Fund
     ---------------------------------------------------------------------------
                                           $68,916           $313,135   $880,422

L.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event. The Funds may sell or buy credit default swap contracts to seek to increase the Funds' income, or to attempt to hedge the risk of default on Fund securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Funds would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Funds. In return, the Funds would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Funds would keep the stream of payments and would have no payment obligation. The Funds may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Funds would function as the counterparty referenced above.

     When the Funds enter into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the rights to receive a contingent payment. An upfront payment made by the Funds, as the protection buyer, is recorded as an asset in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Payments received or made as a result of a credit event or upon

80 Pioneer Solutions Funds | Semiannual Report | 1/31/16 termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statements of Operations.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Funds are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Funds are required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statements of Assets and Liabilities.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Funds had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Fund is a protection buyer and no credit event occurs, it will lose its investment. If a Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by that Fund, together with the periodic payments received, may be less than the amount that Fund pays to the protection buyer, resulting in a loss to that Fund.

     There were no open credit default swap contracts at January 31, 2016.

M.   Inflation Rate Swap Contracts

     The Funds may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Funds negotiate with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

     Inflation rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 81

     Open inflation rate swap contracts at period end are listed at the end of each Fund's Schedule of Investments. The average value of inflation rate swap contracts open during the six months ended January 31, 2016 was as follows:

     ---------------------------------------------------------------------------
                                        Conservative      Balanced    Growth
                                        Fund              Fund        Fund
     ---------------------------------------------------------------------------
                                        $(21,551)         $(66,450)   $(156,330)

     The amount of cash deposited with the broker as collateral at January 31, 2016, and is included in "Restricted Cash" in the Statement of Assets and Liabilities, was as follows:

     ---------------------------------------------------------------------------
                                         Conservative      Balanced    Growth
                                         Fund              Fund        Fund
     ---------------------------------------------------------------------------
                                         $ 100,000         $ 220,000   $ 345,000

N.   Interest Rate Swap Contracts

     The Funds may enter into interest rate swaps to attempt to hedge against interest rate fluctuations or to enhance their income. Pursuant to the interest rate swap agreement, the Funds negotiate with a counterparty to exchange a periodic stream of payments based on a benchmark interest rate. One cash flow stream will typically be a floating rate payment based upon the specified floating benchmark interest rate while the other is typically a fixed interest rate. Payment flows are usually netted against each other, with the difference being paid by one party to the other on a monthly basis.

     Periodic payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations. Interest rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Interest rate swap contracts are subject to counterparty risk and movements in interest rates.

     Open interest rate swap contracts at period end are listed at the end of each Fund's Schedule of Investments. The average value of interest rate swap contracts open during the six months ended January 31, 2016 was as follows:

     ---------------------------------------------------------------------------
                                        Conservative      Balanced    Growth
                                        Fund              Fund        Fund
     ---------------------------------------------------------------------------
                                        $(19,602)         $(59,844)   $(127,767)

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees for each Fund are calculated daily at an annual rate equal to 0.13% of the fund's average daily net assets up to $2.5 billion; 0.11% of the fund's average daily net assets over $2.5 billion up to $4 billion; 0.10% of the fund's average daily net assets over $4 billion up to $5.5 billion; and 0.08% of the fund's average daily net assets over $5.5 billion.

82 Pioneer Solutions Funds | Semiannual Report | 1/31/16

For the six months ended January 31, 2016, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the six months ended January 31, 2016 are reflected in the Statements of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at January 31, 2016:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $10,295
Balanced Fund                                                             30,865
Growth Fund                                                               50,961

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2017. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

-----------------------------------------------------------------------------
Fund                       Class A       Class C       Class R       Class Y
-----------------------------------------------------------------------------
Conservative Fund          0.70%         1.45%         0.90%         0.65%
Balanced Fund              0.70%         1.45%         0.90%            --
Growth Fund                0.70%         1.45%         0.90%            --

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder
Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2016:

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the Funds at negotiated rates.

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 7,855
Balanced Fund                                                             24,847
Growth Fund                                                               58,442

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities, such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended January 31, 2016, such out-of-pocket expenses by class of shares were as follows:

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 83

--------------------------------------------------------------------------------
                                         Solutions         Solutions   Solutions
Shareholder Communications:              Conservative      Balanced    Growth
--------------------------------------------------------------------------------
Class A                                  $12,628           $37,239     $ 81,395
Class C                                    5,028            13,545       25,418
Class Y                                      167               302          813
--------------------------------------------------------------------------------
  Total                                  $17,823           $51,086     $107,626
================================================================================

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at January 31, 2016:

--------------------------------------------------------------------------------
Fund                                                                    Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $ 26,266
Balanced Fund                                                             82,898
Growth Fund                                                              123,531

The Funds also have adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Funds to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the six months ended January 31, 2016, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                      Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $1,181
Balanced Fund                                                              1,763
Growth Fund                                                                2,980

84 Pioneer Solutions Funds | Semiannual Report | 1/31/16

5. Forward Foreign Currency Contracts

During the six months ended January 31, 2016, the Funds had entered into various forward foreign currency contracts that obligate the Funds to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Funds may close out such contract by entering into an offsetting contract.

The average value of contracts open during the six months ended January 31, 2016, were as follows:

--------------------------------------------------------------------------------
                                Conservative       Balanced         Growth
                                Fund               Fund             Fund
--------------------------------------------------------------------------------
                                $(521,774)         $(1,586,327)     $(2,820,386)

Open forward foreign currency contracts at January 31, 2016, were as follows:

Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------------------
                                           In
Currency                     Currency      Exchange                       Settlement   Unrealized
Sold           Deliver       Purchased     for         Counterparty       Date         Appreciation
---------------------------------------------------------------------------------------------------
CAD                735,000   MXN           9,631,021   Goldman Sachs      4/14/16      $ 5,206
  (Canadian                    (Mexican                & Co.
  Dollar)                      Dollar)
CAD                245,000   MXN           3,196,918   Morgan Stanley     4/14/16        2,000
  (Canadian                    (Mexican                & Co.
  Dollar)                      Dollar)
ILS (Israeli       384,563   EUR (Euro)       90,000   Goldman Sachs      4/14/16          698
  New Shekel)                                          & Co.
ILS (Israeli       378,500   USD              96,298   Morgan Stanley     4/14/16          596
  New Shekel)                                          & Co.
JPY (Japanese    2,532,499   USD              21,526   Goldman Sachs      4/14/16          569
  Yen)                                                 & Co.
KRW (South     106,071,500   EUR (Euro)       85,000   Credit Suisse      2/16/16        4,413
  Korean Won)                                          Securities
KRW (South     106,697,000   USD              92,000   Goldman Sachs      2/16/16        3,812
  Korean Won)                                          & Co.
NOK              4,857,656   CAD             785,000   Morgan Stanley     4/14/16        2,725
  (Norwegian                   (Canadian               & Co.
  Krone)                       Dollar)
PLN (Polish        394,167   EUR (Euro)       90,000   Goldman Sachs      4/14/16        1,564
  Zloty)                                               & Co.
PLN (Polish        377,295   USD              93,648   Goldman Sachs      4/14/16        1,404
  Zloty)                                               & Co.
---------------------------------------------------------------------------------------------------
Total                                                                                  $22,987
===================================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 85

---------------------------------------------------------------------------------------------------
                                          In
Currency                     Currency     Exchange                        Settlement   Unrealized
Sold            Deliver      Purchased    for          Counterparty       Date         Depreciation
---------------------------------------------------------------------------------------------------
CAD                 21,632   EUR (Euro)       14,033   Morgan Stanley     4/14/16      $   (213)
   (Canadian                                           & Co.
   Dollar)
CAD                735,000   MXN           9,631,021   Goldman Sachs      4/14/16        (2,225)
   (Canadian                   (Mexican                & Co.
   Dollar)                     Dollar)
CAD                245,000   MXN           3,196,918   Morgan Stanley     4/14/16        (1,742)
   (Canadian                   (Mexican                & Co.
   Dollar)                     Dollar)
HUF             28,768,955   EUR (Euro)       90,000   Morgan Stanley     4/14/16        (2,217)
   (Hungarian                                          & Co.
   Forint)
HUF             28,274,635   USD              96,146   Morgan Stanley     4/14/16        (2,018)
   (Hungarian                                          & Co.
   Forint)
ILS (Israeli       384,563   EUR (Euro)       90,000   Goldman Sachs      4/14/16          (270)
   New Shekel)                                         & Co.
NOK              4,857,656   CAD             785,000   Morgan Stanley     4/14/16          (947)
   (Norwegian                  (Canadian               & Co.
   Krone)                      Dollar)
PLN                394,167   EUR (Euro)       90,000   Goldman Sachs      4/14/16          (270)
   (Polish Zloty)                                      & Co.
SGD                693,884   USD             481,312   Morgan Stanley     4/14/16        (4,941)
   (Singapore                                          & Co.
   Dollar)
USD                656,000   INR          45,023,560   Goldman            4/14/16        (1,048)
                               (Indian                 Sachs & Co.
                               Rupee)
USD                 21,562   JPY           2,532,499   Morgan Stanley     4/14/16          (605)
                               (Japanese               & Co.
                               Yen)
ZAR (South       1,671,174   EUR (Euro)       90,000   Morgan Stanley     4/14/16        (6,002)
  African Rand)                                        & Co.
---------------------------------------------------------------------------------------------------
Total                                                                                  $(22,498)
===================================================================================================

86 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Pioneer Solutions - Balanced Fund

---------------------------------------------------------------------------------------------------
                                          In
Currency                     Currency     Exchange                        Settlement   Unrealized
Sold           Deliver       Purchased    for          Counterparty       Date         Appreciation
---------------------------------------------------------------------------------------------------
CAD              2,130,000   MXN          27,910,305   Goldman Sachs      4/14/16      $ 15,088
  (Canadian                    (Mexican                & Co.
  Dollar)                      Dollar)
CAD                710,000   MXN           9,264,537   Morgan Stanley     4/14/16         5,795
  (Canadian                    (Mexican                & Co.
  Dollar)                      Dollar)
ILS (Israeli     1,196,417   EUR (Euro)      280,000   Goldman Sachs      4/14/16         2,172
  New Shekel)                                          & Co.
ILS (Israeli     1,135,500   USD             288,895   Morgan Stanley .   4/14/16         1,787
  New Shekel)                                          & Co
JPY (Japanese    7,715,187   USD              65,578   Goldman Sachs      4/14/16         1,733
  Yen)                                                 & Co.
KRW (South     318,214,500   EUR (Euro)      255,000   Credit Suisse      2/16/16        13,240
  Korean Won)                                          Securities
KRW (South     317,771,500   USD             274,000   Goldman Sachs      2/16/16        11,354
  Korean Won)                                          & Co.
NOK             14,065,562   CAD           2,273,000   Morgan Stanley     4/14/16         7,891
  (Norwegian                   (Canadian               & Co.
  Krone)                       Dollar)
PLN              1,226,299   EUR (Euro)      280,000   Goldman Sachs      4/14/16         4,865
  (Polish Zloty)                                       & Co.
PLN              1,131,885   USD             280,945   Goldman Sachs      4/14/16         4,211
  (Polish Zloty)                                       & Co.
---------------------------------------------------------------------------------------------------
Total                                                                                  $ 68,136
===================================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 87

---------------------------------------------------------------------------------------------------
                                           In
Currency                     Currency      Exchange                       Settlement   Unrealized
Sold            Deliver      Purchased     for           Counterparty     Date         Depreciation
---------------------------------------------------------------------------------------------------
CAD                 65,638   EUR (Euro)         42,580   Morgan Stanley   4/14/16      $   (647)
  (Canadian                                              & Co.
  Dollar)
CAD              2,130,000   MXN            27,910,305   Goldman Sachs    4/14/16        (6,450)
  (Canadian                    (Mexican                  & Co.
  Dollar)                      Dollar)
CAD                710,000   MXN             9,264,537   Morgan Stanley   4/14/16        (5,047)
  (Canadian                    (Mexican                   & Co.
  Dollar)                      Dollar)
HUF             89,503,414   EUR (Euro)        280,000   Morgan Stanley   4/14/16        (6,897)
  (Hungarian                                             & Co.
  Forint)
HUF             84,823,905   USD               288,439   Morgan Stanley   4/14/16        (6,055)
  (Hungarian                                             & Co.
  Forint)
ILS (Israeli     1,196,417   EUR (Euro)        280,000   Goldman Sachs    4/14/16          (838)
  New Shekel)                                            & Co.
NOK             14,065,562   CAD             2,273,000   Morgan Stanley   4/14/16        (2,744)
  (Norwegian                   (Canadian                 & Co.
  Krone)                       Dollar)
PLN              1,226,299   EUR (Euro)        280,000   Goldman Sachs    4/14/16          (838)
  (Polish Zloty)                                         & Co.
SGD              2,154,726   USD             1,494,625   Morgan Stanley   4/14/16       (15,343)
  (Singapore                                             & Co.
  Dollar)
USD              2,002,000   INR (Indian   137,406,720   Goldman Sachs    4/14/16        (3,162)
                                Rupee)                   & Co.
USD                 65,689   JPY (Japanese   7,715,187   Morgan Stanley   4/14/16        (1,844)
                                Yen)                     & Co.
ZAR (South       4,920,100   EUR (Euro)        265,000   Morgan Stanley   4/14/16       (17,639)
  African Rand)                                          & Co.
---------------------------------------------------------------------------------------------------
Total                                                                                  $(67,504)
===================================================================================================

88 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------------------
                                           In
Currency                     Currency      Exchange                       Settlement   Unrealized
Sold           Deliver       Purchased     for           Counterparty     Date         Appreciation
---------------------------------------------------------------------------------------------------
CAD              3,600,000   MXN            47,172,347   Goldman Sachs    4/14/16      $ 25,500
  (Canadian                    (Mexican                  & Co.
  Dollar)                      Dollar)
CAD              1,200,000   MXN            15,658,372   Morgan Stanley   4/14/16         9,794
  (Canadian                    (Mexican                  & Co.
  Dollar)                      Dollar)
ILS (Israeli     1,965,542   EUR (Euro)        460,000   Goldman Sachs    4/14/16         3,567
  New Shekel)                                            & Co.
ILS (Israeli     1,892,500   USD               481,491   Morgan Stanley   4/14/16         2,978
  New Shekel)                                            & Co.
JPY (Japanese   12,791,087   USD               108,722   Goldman Sachs    4/14/16         2,872
  Yen)                                                   & Co.
KRW (South     546,580,200   EUR (Euro)        438,000   Credit Suisse    2/16/16        22,743
  Korean Won)                                            Securities
KRW (South     545,082,500   USD               470,000   Goldman Sachs    2/16/16        19,475
  Korean Won)                                            & Co.
NOK             23,749,744   CAD             3,838,000   Morgan Stanley   4/14/16        13,330
  (Norwegian                   (Canadian                 & Co.
  Krone)                       Dollar)
PLN              2,014,634   EUR (Euro)        460,000   Goldman Sachs    4/14/16         7,993
  (Polish Zloty)                                         & Co.
PLN              1,886,475   USD               468,242   Goldman Sachs    4/14/16         7,019
  (Polish Zloty)                                         & Co.
---------------------------------------------------------------------------------------------------
Total                                                                                  $115,271
===================================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 89

---------------------------------------------------------------------------------------------------
                                           In
Currency                     Currency      Exchange                       Settlement   Unrealized
Sold           Deliver       Purchased     for           Counterparty     Date         Depreciation
---------------------------------------------------------------------------------------------------
CAD                107,979   EUR (Euro)         70,048   Morgan Stanley   4/14/16      $  (1,063)
  (Canadian                                              & Co.
  Dollar)
CAD              3,600,000   MXN            47,172,347   Goldman Sachs    4/14/16        (10,902)
  (Canadian                    (Mexican                  & Co.
  Dollar)                      Dollar)
CAD              1,200,000   MXN            15,658,372   Morgan Stanley   4/14/16         (8,530)
  (Canadian                    (Mexican                  & Co.
  Dollar)                      Dollar)
HUF            147,041,323   EUR (Euro)        460,000   Morgan Stanley   4/14/16        (11,331)
  (Hungarian                                             & Co.
  Forint)
HUF            141,373,175   USD               480,732   Morgan Stanley   4/14/16        (10,091)
  (Hungarian                                             & Co.
  Forint)
ILS (Israeli     1,965,542   EUR (Euro)        460,000   Goldman Sachs    4/14/16         (1,378)
  New Shekel)                                            & Co.
NOK             23,749,744   CAD             3,838,000   Morgan Stanley   4/14/16         (4,614)
  (Norwegian                   (Canadian                 & Co.
  Krone)                       Dollar)
PLN              2,014,634   EUR (Euro)        460,000   Goldman Sachs    4/14/16         (1,378)
  (Polish Zloty)                                         & Co.
SGD              3,609,735   USD             2,503,891   Morgan Stanley   4/14/16        (25,704)
  (Singapore                                             & Co.
  Dollar)
USD              3,362,000   INR           230,749,420   Goldman Sachs    4/14/16         (5,318)
                               (Indian                   & Co.
                               Rupee)
USD                108,907   JPY            12,791,087   Morgan Stanley   4/14/16         (3,057)
                               (Japanese                 & Co.
                               Yen)
ZAR (South       8,355,872   EUR (Euro)        450,000   Morgan Stanley   4/14/16        (30,012)
  African Rand)                                          & Co.
---------------------------------------------------------------------------------------------------
Total                                                                                  $(113,378)
===================================================================================================

6. Assets and Liabilities Offsetting

The Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all their derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs the trading of certain OTC derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of event of a default and/or termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to

90 Pioneer Solutions Funds | Semiannual Report | 1/31/16 determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master
Agreement could result in a reduction of the Funds' credit risk to their counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, the Funds' right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collaterals pledged for the benefit of the Funds and/or counterparty are held in segregated accounts by the Funds' custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Funds' collateral obligations, if any, will be reported separately in the Statements of Assets and Liabilities as "Restricted Cash." Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have been offset on the Statements of Assets and Liabilities. The following charts show gross assets and liabilities of the Funds as of January 31, 2016.

Pioneer Solutions - Conservative Fund

------------------------------------------------------------------------------------------
                 Derivative
                 Assets
                 Subject to       Derivatives    Non-Cash     Cash           Net Amount
                 Master Netting   Available      Collateral   Collateral     of Derivative
Counterparty     Agreement        for Offset     Received (a) Received (a)   Assets (b)
------------------------------------------------------------------------------------------
Credit Suisse
 Securities      $ 4,413          $     --       $ --         $ --           $4,413
Goldman Sachs
 & Co.            70,743           (70,743)        --           --               --
Morgan Stanley
 & Co.             5,321            (5,321)        --           --               --
------------------------------------------------------------------------------------------
 Total           $80,477          $(76,064)      $ --         $ --           $4,413
==========================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 91

----------------------------------------------------------------------------------------------
                  Derivative
                  Liabilities
                  Subject to       Derivatives     Non-Cash      Cash          Net Amount
                  Master Netting   Available       Collateral    Collateral    of Derivative
Counterparty      Agreement        for Offset      Pledged (a)   Pledged (a)   Liabilities (c)
----------------------------------------------------------------------------------------------
Goldman Sachs
 & Co.            $123,968         $(70,743)       $ --          $ --          $53,225
Morgan Stanley
 & Co.              18,685           (5,321)         --            --           13,364
----------------------------------------------------------------------------------------------
 Total            $142,653         $(76,064)       $ --          $ --          $66,589
==============================================================================================

Pioneer Solutions - Balanced Fund

--------------------------------------------------------------------------------------------
                  Derivative
                  Assets
                  Subject to       Derivatives     Non-Cash     Cash           Net Amount
                  Master Netting   Available       Collateral   Collateral     of Derivative
Counterparty      Agreement        for Offset      Received (a) Received (a)   Assets (b)
--------------------------------------------------------------------------------------------
Credit Suisse
 Securities       $ 13,240         $      --       $ --         $ --           $13,240
Goldman Sachs
 & Co.             216,684          (216,684)        --           --                --
Morgan Stanley
 & Co.              15,473           (15,473)        --           --                --
--------------------------------------------------------------------------------------------
 Total            $245,397         $(232,157)      $ --         $ --           $13,240
============================================================================================

----------------------------------------------------------------------------------------------
                  Derivative
                  Liabilities
                  Subject to       Derivatives     Non-Cash      Cash          Net Amount
                  Master Netting   Available       Collateral    Collateral    of Derivative
Counterparty      Agreement        for Offset      Pledged (a)   Pledged (a)   Liabilities (c)
----------------------------------------------------------------------------------------------
Goldman Sachs
 & Co.            $381,765         $(216,684)      $ --          $ --          $165,081
Morgan Stanley
 & Co.              56,216           (15,473)        --            --            40,743
----------------------------------------------------------------------------------------------
 Total            $437,981         $(232,157)      $ --          $ --          $205,824
==============================================================================================

Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------------------
                  Derivative
                  Assets
                  Subject to       Derivatives     Non-Cash     Cash           Net Amount
                  Master Netting   Available       Collateral   Collateral     of Derivative
Counterparty      Agreement        for Offset      Received (a) Received (a)   Assets (b)
--------------------------------------------------------------------------------------------
Credit Suisse
 Securities       $ 22,743         $      --       $ --         $ --           $22,743
Goldman Sachs
 & Co.             361,063          (361,063)        --           --                --
Morgan Stanley
 & Co.              26,102           (26,102)        --           --                --
--------------------------------------------------------------------------------------------
 Total            $409,908         $(387,165)      $ --         $ --           $22,743
============================================================================================

92 Pioneer Solutions Funds | Semiannual Report | 1/31/16

-----------------------------------------------------------------------------------------------------
                      Derivative
                      Liabilities
                      Subject to        Derivatives      Non-Cash      Cash           Net Amount
                      Master Netting    Available        Collateral    Collateral     of Derivative
Counterparty          Agreement         for Offset       Pledged (a)   Pledged (a)    Liabilities (c)
-----------------------------------------------------------------------------------------------------
Goldman Sachs
 & Co.                $634,769          $(361,063)       $ --          $ --           $273,706
Morgan Stanley & Co.    94,402            (26,102)         --            --             68,300
-----------------------------------------------------------------------------------------------------
 Total                $729,171          $(387,165)       $ --          $ --           $342,006
=====================================================================================================

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

7. Additional Disclosures about Derivative Instruments and Hedging Activities

The Funds' use of derivatives subjects them to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 93

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

Pioneer Solutions - Conservative Fund

------------------------------------------------------------------------------------
Statement of Assets and Liabilities
                                                   Foreign
                            Interest     Credit    Exchange    Equity      Commodity
                            Rate Risk    Risk      Risk        Risk        Risk
------------------------------------------------------------------------------------
Assets
 Unrealized appreciation
  on forward foreign
  currency contracts        $      --    $   --    $ 22,987    $     --    $    --
------------------------------------------------------------------------------------
  Total Value               $      --    $   --    $ 22,987    $     --    $    --
====================================================================================
Liabilities
 Net unrealized
   depreciation on
   futures contracts        $ (27,667)   $   --    $     --    $(58,242)   $    --
 Net unrealized
   depreciation on
   swap contracts            (100,823)       --          --          --         --
 Written options                   --        --          --     (13,380)        --
 Unrealized depreciation
   on forward foreign
   currency contracts              --        --     (22,498)         --         --
------------------------------------------------------------------------------------
   Total Value              $(128,490)   $   --    $(22,498)   $(71,622)   $    --
====================================================================================

94 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Pioneer Solutions - Balanced Fund

-----------------------------------------------------------------------------------------
Statement of Assets and Liabilities
                                                      Foreign
                               Interest     Credit    Exchange    Equity        Commodity
                               Rate Risk    Risk      Risk        Risk          Risk
-----------------------------------------------------------------------------------------
Assets:
 Unrealized appreciation
  on forward foreign
  currency contracts           $      --    $   --    $ 68,136    $       --    $    --
-----------------------------------------------------------------------------------------
 Total Value                   $      --    $   --    $ 68,136    $       --    $    --
=========================================================================================
Liabilities:
 Net unrealized
   depreciation on
   futures contracts           $ (83,002)   $   --    $     --    $ (343,663)   $    --
 Net unrealized
   depreciation on
   swap contracts               (310,376)       --          --            --         --
 Written options                      --        --          --       (61,325)        --
 Unrealized depreciation
   on forward foreign
   currency contracts                 --        --     (67,504)           --         --
-----------------------------------------------------------------------------------------
 Total Value                   $(393,378)   $   --    $(67,504)   $ (404,988)   $    --
=========================================================================================

Pioneer Solutions - Growth Fund

-----------------------------------------------------------------------------------------
Statement of Assets and Liabilities
                                                      Foreign
                               Interest     Credit    Exchange     Equity       Commodity
                               Rate Risk    Risk      Risk         Risk         Risk
-----------------------------------------------------------------------------------------
Assets:
 Unrealized appreciation
  on forward foreign
  currency contracts           $      --    $   --    $ 115,271    $      --    $     --
-----------------------------------------------------------------------------------------
 Total Value                   $      --    $   --    $ 115,271    $      --    $     --
=========================================================================================
Liabilities:
 Net unrealized
   depreciation on
   futures contracts           $(140,065)   $   --    $      --    $(902,230)   $     --
 Net unrealized
   depreciation on
   swap contracts               (515,324)       --           --           --          --
 Unrealized depreciation
   on forward foreign
   currency contracts                 --        --     (113,378)          --          --
-----------------------------------------------------------------------------------------
 Total Value                   $(655,389)   $   --    $(113,378)   $(902,230)   $     --
=========================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 95

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2016 was as follows:

Pioneer Solutions - Conservative Fund

----------------------------------------------------------------------------------------
Statement of Operations
                                                     Foreign
                              Interest     Credit    Exchange     Equity       Commodity
                              Rate Risk    Risk      Risk         Risk         Risk
----------------------------------------------------------------------------------------
Net realized gain (loss):
 Futures contracts            $     (28)   $ --      $      --    $ (48,077)   $      --
 Swap contracts                 (11,427)    563             --           --           --
 Written options                     --      --             --       21,792           --
 Forward foreign
  currency contracts*                --      --        214,938           --           --
----------------------------------------------------------------------------------------
 Total Value                  $ (11,455)   $563      $ 214,938    $ (26,285)   $      --
========================================================================================
Change in net
 unrealized appreciation
 (depreciation) on:
 Futures contracts            $ (27,667)   $ --      $      --    $ (64,996)   $      --
 Swap contracts                 (87,755)     --             --           --           --
 Written options                     --      --             --      (39,127)          --
 Forward foreign
  currency contracts*                --      --       (107,474)          --           --
----------------------------------------------------------------------------------------
 Total Value                  $(115,422)   $ --      $(107,474)   $(104,123)   $      --
========================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

Pioneer Solutions - Balanced Fund

----------------------------------------------------------------------------------------
Statement of Operations
                                                     Foreign
                              Interest     Credit    Exchange     Equity       Commodity
                              Rate Risk    Risk      Risk         Risk         Risk
----------------------------------------------------------------------------------------
Net realized gain (loss):
 Futures contracts            $     (85)   $   --    $      --    $(244,437)   $      --
 Swap contracts                 (35,662)    2,388           --           --           --
 Written options                     --        --           --       12,023           --
 Forward foreign
  currency contracts*                --        --      653,750           --           --
----------------------------------------------------------------------------------------
 Total Value                  $ (34,747)   $2,388    $ 653,750    $(232,414)   $      --
========================================================================================
Change in net
 unrealized appreciation
 (depreciation) on:
 Futures contracts            $ (83,002)   $   --    $      --    $(368,986)   $      --
 Swap contracts                (270,750)       --           --           --           --
 Written options                     --        --           --      (95,305)          --
 Forward foreign
  currency contracts*                --        --     (329,541)          --           --
----------------------------------------------------------------------------------------
 Total Value                  $(353,752)   $   --    $(329,541)   $(464,291)   $      --
========================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

96 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Pioneer Solutions - Growth Fund

-------------------------------------------------------------------------------------------
Statement of Operations
                                                      Foreign
                               Interest     Credit    Exchange     Equity         Commodity
Caption                        Rate Risk    Risk      Risk         Risk           Risk
-------------------------------------------------------------------------------------------
Net realized gain (loss):
 Futures contracts             $    (143)   $   --    $       --   $  (618,132)   $     --
 Swap contracts                  (59,514)    4,008            --            --          --
 Written options                      --        --            --      (354,759)         --
 Forward foreign
  currency contracts*                 --        --     1,165,609            --          --
-------------------------------------------------------------------------------------------
 Total Value                   $ (59,657)   $4,008    $1,165,609   $  (972,891)   $     --
===========================================================================================
Change in net
 unrealized appreciation
 (depreciation) on:
 Futures contracts             $(140,065)   $   --    $       --   $  (939,507)   $     --
 Swap contracts                 (449,978)       --            --            --          --
 Written options                      --        --            --      (284,291)         --
 Forward foreign
  currency contracts*                 --        --      (404,646)           --          --
-------------------------------------------------------------------------------------------
 Total Value                   $(590,043)   $   --    $ (404,646)  $(1,223,798)   $     --
===========================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

8. Transactions in Underlying Funds

An affiliated issuer may be considered one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

Pioneer Solutions - Conservative Fund

------------------------------------------------------------------------------------------------
                                          Beginning    Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)             Shares       Shares           Shares         Shares
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                 1,560,222             --         (112,720)   1,447,502
Pioneer Dynamic Credit Fund Class Y         294,843             --           (5,661)     289,182
Pioneer Equity Income Fund Class K           82,949             --               --       82,949
Pioneer Floating Rate Fund Class K          102,850             --               --      102,850
Pioneer Fundamental Growth Fund
    Class K                                  73,616             --               --       73,616
Pioneer Global Equity Fund Class K          216,867             --          (33,480)     183,387
Pioneer Global High Yield Fund Class Y      231,466             --           (6,385)     225,081
Pioneer Global Multisector Income
    Fund Class Y                            132,059             --               --      132,059
Pioneer High Yield Fund Class Y             212,438             --           (6,897)     205,541
Pioneer International Equity Fund
    Class Y                                 161,225             --          (32,824)     128,401
Pioneer Long/Short Bond Fund Class Y        192,660             --               --      192,660
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                     194,009             --               --      194,009
Pioneer Real Estate Shares Class Y           46,862             --               --       46,862
Pioneer Short Term Income Fund Class K      234,920             --               --      234,920
Pioneer Strategic Income Fund Class K       627,199             --           (3,552)     623,647

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 97

------------------------------------------------------------------------------------------------
                                             Realized     Capital Gain    Dividend   Ending
Underlying Funds (Affiliated)                Gain (Loss)  Distributions   Income     Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                    $(24,722)    $ 31,614        $239,188   $13,751,269
Pioneer Dynamic Credit Fund Class Y            (4,368)          --          74,222     2,559,261
Pioneer Equity Income Fund Class K                 --      214,324          30,990     2,489,299
Pioneer Floating Rate Fund Class K                 --           --          13,142       673,667
Pioneer Fundamental Growth Fund
    Class K                                        --       56,596           9,968     1,348,645
Pioneer Global Equity Fund Class K              9,709           --          26,591     2,277,667
Pioneer Global High Yield Fund Class Y        (11,356)          --          60,656     1,764,637
Pioneer Global Multisector Income
    Fund Class Y                                   --           --          30,465     1,345,678
Pioneer High Yield Fund Class Y               (12,563)      13,915          55,514     1,757,376
Pioneer International Equity Fund Class Y      57,430           --          53,993     2,397,253
Pioneer Long/Short Bond Fund Class Y               --           --          29,612     1,784,032
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                            --           --          45,806     1,759,662
Pioneer Real Estate Shares Class Y                 --      157,425          15,797     1,201,085
Pioneer Short Term Income Fund Class K             --           --          22,353     2,236,438
Pioneer Strategic Income Fund Class K          (1,421)          --         127,636     6,323,781
                                             --------     --------        --------   -----------
Total                                        $ 12,709     $473,874        $835,933   $43,669,750
                                             ========     ========        ========   ===========

Pioneer Solutions - Balanced Fund

---------------------------------------------------------------------------------------------------
                                            Beginning     Acquisitions   Dispositions     Ending
Underlying Funds (Affiliated)               Shares        Shares         Shares           Shares
---------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   2,343,453             --       (271,528)      2,071,925
Pioneer Core Equity Fund Class Y              495,230             --             --         495,230
Pioneer Dynamic Credit Fund Class Y           793,446             --         (4,822)        788,624
Pioneer Fund Class Y                          118,167             --           (894)        117,273
Pioneer Fundamental Growth Fund
    Class K                                   587,332             --        (11,360)        575,972
Pioneer Global Equity Fund Class K          1,232,776             --        (32,699)      1,200,077
Pioneer Global High Yield Fund Class Y        642,422             --        (74,392)        568,030
Pioneer Global Multisector Income
    Fund Class Y                              399,143             --        (31,574)        367,569
Pioneer High Yield Fund Class Y               435,573             --             --         435,573
Pioneer International Equity Fund
    Class Y                                 1,224,139             --        (19,300)      1,204,839
Pioneer Long/Short Bond Fund Class Y          601,957             --             --         601,957
Pioneer Mid Cap Value Fund Class K             91,368             --        (16,122)         75,246
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                       606,171             --             --         606,171
Pioneer Real Estate Shares Class Y            149,770             --             --         149,770
Pioneer Select Mid Cap Growth Fund
    Class K                                   106,687             --             --         106,687
Pioneer Strategic Income Fund Class K         812,196             --        (25,583)        786,613

98 Pioneer Solutions Funds | Semiannual Report | 1/31/16

-------------------------------------------------------------------------------------------------
                                         Realized      Capital Gain    Dividend      Ending
Underlying Funds (Affiliated)            Gain (Loss)   Distributions   Income        Value
-------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                $ (72,218)    $    47,774     $  358,423    $ 19,683,288
Pioneer Core Equity Fund Class Y                --              --         89,488       7,983,107
Pioneer Dynamic Credit Fund Class Y         (3,143)             --        201,190       6,979,325
Pioneer Fund Class Y                         4,010         508,871         23,501       3,609,660
Pioneer Fundamental Growth Fund
    Class K                                    341         442,807         77,987      10,551,807
Pioneer Global Equity Fund Class K         (20,273)             --        174,011      14,904,956
Pioneer Global High Yield Fund Class Y   (107,662)              --        157,863       4,453,355
Pioneer Global Multisector Income
    Fund Class Y                           (41,586)             --         91,771       3,745,528
Pioneer High Yield Fund Class Y                 --          28,530        115,515       3,724,146
Pioneer International Equity Fund
    Class Y                                (25,253)             --        519,429      22,494,351
Pioneer Long/Short Bond Fund Class Y            --              --         92,521       5,574,122
Pioneer Mid Cap Value Fund Class K         (25,634)        169,973         13,860       1,574,146
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                         --              --        143,117       5,497,971
Pioneer Real Estate Shares Class Y              --         503,121         50,487       3,838,592
Pioneer Select Mid Cap Growth Fund
    Class K                                     --         327,369             --       3,380,911
Pioneer Strategic Income Fund Class K       (8,187)             --        163,140       7,976,256
                                         ---------     -----------     ----------    ------------
Total                                    $(299,605)    $ 2,028,445     $2,272,303    $125,971,521
                                         =========     ===========     ==========    ============

Pioneer Solutions - Growth Fund

------------------------------------------------------------------------------------------------
                                          Beginning     Acquisitions   Dispositions    Ending
Underlying Funds (Affiliated)             Shares        Shares         Shares          Shares
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                 2,934,921              --            --      2,934,921
Pioneer Core Equity Fund Class Y          1,247,982              --            --      1,247,982
Pioneer Fund Class Y                        438,752          47,209            --        485,961
Pioneer Fundamental Growth Fund
    Class K                               1,392,255              --      (212,372)     1,179,883
Pioneer Global Equity Fund Class K        2,749,899              --       (64,489)     2,685,410
Pioneer Global Multisector Income Fund
    Class Y                                 405,895              --            --        405,895
Pioneer International Equity Fund
    Class Y                               2,379,736              --       (43,100)     2,336,636
Pioneer Long/Short Bond Fund Class Y      1,027,637              --            --      1,027,637
Pioneer Mid Cap Value Fund Class K          569,372              --        (9,902)       559,470
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                   1,034,831              --            --      1,034,831
Pioneer Real Estate Shares Class Y          378,259              --            --        378,259
Pioneer Select Mid Cap Growth Fund
    Class K                                 234,082              --            --        234,082
Pioneer Strategic Income Fund Class K     1,144,336              --            --      1,144,336

                        Pioneer Solutions Funds | Semiannual Report | 1/31/16 99

-----------------------------------------------------------------------------------------------
                                      Realized      Capital Gain    Dividend       Ending
Underlying Funds (Affiliated)         Gain (Loss)   Distributions   Income         Value
-----------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K             $      --     $   61,927      $ 460,225      $ 27,881,749
Pioneer Core Equity Fund Class Y             --             --        225,510        20,117,466
Pioneer Fund Class Y                         --      2,108,680         93,610        14,957,867
Pioneer Fundamental Growth Fund
    Class K                             170,583        907,094         159,756       21,615,457
Pioneer Global Equity Fund Class K      (67,068)            --         389,384       33,352,792
Pioneer Global Multisector Income
    Fund Class Y                             --             --          93,638        4,136,070
Pioneer International Equity Fund
    Class Y                             (11,822)            --         984,052       43,625,002
Pioneer Long/Short Bond Fund Class Y         --             --         157,948        9,515,919
Pioneer Mid Cap Value Fund Class K      (22,676)     1,263,787         103,054       11,704,112
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                      --             --         244,324        9,385,917
Pioneer Real Estate Shares Class Y           --      1,270,685         127,511        9,694,774
Pioneer Select Mid Cap Growth Fund
    Class K                                  --        718,280              --        7,418,059
Pioneer Strategic Income Fund Class K        --             --         233,336       11,603,567
                                      ---------     ----------      ----------     ------------
Total                                 $  69,017     $6,330,453      $3,272,348     $225,008,751
                                      =========     ==========      ==========     ============

9. Conversion of Class B shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding class B shares of the Funds were converted to Class A shares.

10. Reorganization Information

On November 14, 2014 ("Closing Date"), Pioneer Ibbotson Aggressive Allocation Fund ("Aggressive Fund") was reorganized into Growth Fund. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of the Aggressive Fund for shares of the Growth Fund. Shareowners holding Class A, Class C and Class Y shares of the Aggressive Fund received Class A, Class C and Class Y shares of the Growth Fund, respectively, in the reorganization. The investment portfolio of the Aggressive Fund, with an aggregate value of $128,596,529 and an identified cost of $88,931,762 at November 14, 2014, was the principal asset acquired by the Growth Fund.

For financial reporting purposes, assets received and shares issued by the Growth Fund were recorded at net asset value, however, the cost basis of the investments received from the Aggressive Fund was carried forward to align ongoing reporting of the Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

100 Pioneer Solutions Funds | Semiannual Report | 1/31/16

The following charts show the details of the reorganization as of the Closing
Date:

--------------------------------------------------------------------------------------------
                         Aggressive Fund        Growth Fund            Growth Fund
                         (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------
Net Assets
    Class A              $105,417,866           $171,483,703           $276,901,569
    Class C                22,944,724             64,868,995             87,813,719
    Class Y                   372,456              1,027,929              1,400,385
--------------------------------------------------------------------------------------------
Total Net Assets         $128,735,046           $237,380,627           $366,115,673
--------------------------------------------------------------------------------------------

Shares Outstanding
   Class A               7,524,857              12,612,148             20,363,470
   Class C               1,722,284               5,042,583              6,826,781
   Class Y                  26,428                  74,140                101,013
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                      Exchange             Shares Issued
                                                      Ratio                in Reorganization
--------------------------------------------------------------------------------------------
    Class A                                           1.0301                   7,751,322
    Class C                                           1.0359                   1,784,198
    Class Y                                           1.0168                      26,873
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                      Unrealized           Accumulated
                                                      Appreciation on      Gain (Loss) on
                                                      Closing Date         Closing Date
--------------------------------------------------------------------------------------------
    Aggressive                                        $39,664,767          $(24,232,621)
    Growth                                            $62,059,622          $(30,765,442)
--------------------------------------------------------------------------------------------

Assuming the Reorganization had been completed on August 1, 2014, the beginning of the Fund's current fiscal period, the pro forma results of operations for the year ended July 31, 2015 were as follows:

--------------------------------------------------------------------------------
Net Investment Income (Loss)                                         $ 5,906,490
Net Realized and Unrealized Gains                                     11,597,253
--------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                       $17,503,743
================================================================================

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Growth Fund that have been included in the Statements of Operations since the Reorganization was consummated.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 101

ADDITIONAL INFORMATION (unaudited)

PIM, the Funds' investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as described in the UniCredit announcement, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including PIM. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Funds' current investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Funds' Board of Trustees will be asked to approve a new investment advisory agreement for the Funds. If approved by the Board, the Funds' new investment advisory agreement will be submitted to the shareholders of the Funds for their approval.

102 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Pioneer Solutions - Conservative Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Conservative Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2015 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2015 and July 2015. Supplemental contract review materials were provided to the Trustees in September 2015. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2015, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2015, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2015.

At a meeting held on September 15, 2015, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 103 considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking in to account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They discussed the Fund's performance with PIM on a more frequent basis in light of the Fund's unfavorable performance compared to its benchmark index and peers over certain periods. The Trustees noted PIM's explanation for the Fund's relative

104 Pioneer Solutions Funds | Semiannual Report | 1/31/16 performance and the steps taken by PIM to address the Fund's performance, including assuming direct responsibility for the day-to-day management of the Fund in the fourth quarter of 2014 and the modification of the Fund's asset allocation strategy. The Trustees' reviews and discussions, including the steps taken by PIM to address the Fund's performance, were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fifth quintile relative to its Morningstar peer group and in the fourth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees considered that PIM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 105 management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

106 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 107

Pioneer Solutions - Balanced Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Balanced Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2015 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2015 and July 2015. Supplemental contract review materials were provided to the Trustees in September 2015. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2015, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2015, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2015.

At a meeting held on September 15, 2015, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees

108 Pioneer Solutions Funds | Semiannual Report | 1/31/16 considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking in to account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They discussed the Fund's performance with PIM on a more frequent basis in light of the Fund's unfavorable performance compared to its benchmark index and peers over certain periods. The Trustees noted PIM's explanation for the Fund's relative performance and the steps taken by PIM to address the Fund's performance, including assuming direct responsibility for the day-to-day management of the

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 109

Fund in the fourth quarter of 2014 and the modification of the Fund's asset allocation strategy. The Trustees' reviews and discussions, including the steps taken by PIM to address the Fund's performance, were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fourth quintile relative to its Morningstar peer group and in the second quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees considered that PIM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the

110 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 111

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

112 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Pioneer Solutions - Growth Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2015 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2015 and July 2015. Supplemental contract review materials were provided to the Trustees in September 2015. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2015, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2015, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2015.

At a meeting held on September 15, 2015, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 113 considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking in to account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They discussed the Fund's performance with PIM on a more frequent basis in light of the Fund's unfavorable performance compared to its benchmark index and peers over certain periods. The Trustees noted PIM's explanation for the Fund's relative performance and the steps taken by PIM to address the Fund's performance, including assuming direct responsibility for the day-to-day management of the

114 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Fund in the fourth quarter of 2014 and the modification of the Fund's asset allocation strategy. The Trustees' reviews and discussions, including the steps taken by PIM to address the Fund's performance, were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fifth quintile relative to its Morningstar peer group and in the fourth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups. The Trustees considered that PIM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 115 management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

116 Pioneer Solutions Funds | Semiannual Report | 1/31/16

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 117

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                           Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                             Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                              Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

118 Pioneer Solutions Funds | Semiannual Report | 1/31/16

                           This page for your notes.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 119
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                           This page for your notes.

120 Pioneer Solutions Funds | Semiannual Report | 1/31/16

                           This page for your notes.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 121
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                           This page for your notes.

122 Pioneer Solutions Funds | Semiannual Report | 1/31/16

                           This page for your notes.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/16 123
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                           This page for your notes.

124 Pioneer Solutions Funds | Semiannual Report | 1/31/16

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321
Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus. The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com


Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2016 Pioneer Investments 19016-10-0316

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Asset Allocation Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date March 30, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date March 30, 2016


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.